-------------------------------------------------------------------------------
-------------------------------------------------------------------------------






                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

      REGISTRATION STATEMENT (NO.2-47371) UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 53

                                      AND


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 54




                     VANGUARD FIXED INCOME SECURITIES FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
             ON MAY 29, 2001 PURSUANT TO PARAGRAPH (A) OF RULE 485.



                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

VANGUARD(R)
BOND FUNDS


Investor Shares and Admiral(TM) Shares
Prospectus
May 29, 2001

This prospectus contains
financial data for the Funds
through the fiscal year ended
January 31, 2001.


VANGUARD SHORT-TERM TREASURY FUND

VANGUARD SHORT-TERM FEDERAL FUND

VANGUARD SHORT-TERM CORPORATE FUND

VANGUARD INTERMEDIATE-TERM TREASURY FUND

VANGUARD INTERMEDIATE-TERM CORPORATE FUND

VANGUARD GNMA FUND

VANGUARD LONG-TERM TREASURY FUND

VANGUARD LONG-TERM CORPORATE FUND


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[MEMBERS OF
THE VANGUARD GROUP LOGO]

VANGUARD BOND FUNDS
INVESTOR SHARES AND ADMIRAL SHARES
Prospectus
MAY 29, 2001

A Group of Bond Mutual Funds

------------------------------------------------------------------------------------------------
CONTENTS
1 AN INTRODUCTION TO VANGUARD BOND FUNDS                 27 INVESTMENT ADVISERS

2 FUND PROFILES                                          30 DIVIDENDS, CAPITAL GAINS, AND TAXES

 2 Vanguard Short-Term Treasury Fund                     31 SHARE PRICE

 5 Vanguard Short-Term Federal Fund                      32 FINANCIAL HIGHLIGHTS

 8 Vanguard Short-Term Corporate Fund                    37 INVESTING WITH VANGUARD

 11 Vanguard Intermediate-TermTreasury Fund                     37 Buying Shares

 14 Vanguard Intermediate-Term Corporate Fund                   45 Converting Shares

 17 Vanguard GNMA Fund                                          38 Redeeming Shares

 20 Vanguard Long-Term Treasury Fund                            40 Other Rules You Should Know

 23 Vanguard Long-Term Corporate Fund                           41 Fund and Account Updates

20 MORE ON THE FUNDS                                            42 Contacting Vanguard

27 THE FUNDS AND VANGUARD                               GLOSSARY (inside back cover)
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, risks, and strategies associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SHARE CLASSES
Each of the Vanguard Bond Funds offers two or three separate classes of shares. This prospectus offers Investor Shares and Admiral Shares for all of the Funds. Please note that Admiral Shares are NOT available to:
-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
- Accounts maintained by financial intermediaries, except in limited circumstances.
     Please call Vanguard at 1-800-523-1036 to obtain a separate prospectus that offers Institutional Shares for the Short-Term Corporate Fund. Institutional Shares have an investment minimum of $50 million and generally are not available through financial intermediaries or retirement plans receiving special administrative services from Vanguard.
     Each Fund's separate share classes have different expenses; as a result, their investment performances will vary. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR OR ADMIRAL SHARES, UNLESS OTHERWISE NOTED.
-------------------------------------------------------------------------------

1

AN INTRODUCTION TO VANGUARD BOND FUNDS

The Vanguard BOND Funds are ten separate mutual funds, eight of which we offer through this prospectus (Vanguard HIGH-YIELD CORPORATE Fund and Vanguard INFLATION-PROTECTED Fund are offered through separate prospectuses). Each Fund offered in this prospectus seeks to provide a high level of current income and preserve investors' principal by investing in fixed-income securities meeting defined standards for credit quality and maturity. These standards vary among the Funds, as shown in the following table. As a result, the levels of income provided by the Funds will vary, with the SHORT-TERM TREASURY Fund generally providing the least income and the LONG-TERM CORPORATE Fund generally providing the most income.


------------------------------------------------------------------------------------------
                                                                DOLLAR-WEIGHTED AVERAGE
FUND                            PRIMARY INVESTMENTS                       MATURITY
------------------------------------------------------------------------------------------
Short-Term Treasury             U.S. Treasury bonds                      1-3 years
Short-Term Federal              U.S. government agency bonds             1-3 years
Short-Term Corporate            Investment-grade corporate bonds         1-3 years
Intermediate-Term Treasury      U.S. Treasury bonds                      5-10 years
Intermediate-Term Corporate     Investment-grade corporate bonds         5-10 years
GNMA                            GNMA mortgage certificates          Generally 5-10 years
Long-Term Treasury              U.S. Treasury bonds                     15-30 years
Long-Term Corporate             Investment-grade corporate bonds        15-25 years
------------------------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each of the eight Funds offered through this prospectus. Following the profiles, there is important additional information about the Funds.

2
FUND PROFILE-- VANGUARD(R) SHORT-TERM TREASURY FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests at least 85% of its assets in short-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund is expected to maintain a dollar-weighted average maturity of between one and three years. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment, but you could still lose money by investing in it. The Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bonds, so investors should expect the Fund's monthly income to fluctuate.
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be low for the Fund, because it invests mainly in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of longer-term bonds.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of a relevant market index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [SCALE -20% -- +40%]
                          1992                    6.75%
                          1993                    6.41%
                          1994                   -0.58%
                          1995                   12.11%
                          1996                    4.39%
                          1997                    6.39%
                          1998                    7.36%
                          1999                    1.85%
                          2000                    8.83%
              ----------------------------------------------------
              The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 2001 was X.XX%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was X.XX% (quarter ended month, dd, yyyy), and the lowest return for a quarter was X.XX% (quarter ended month, dd, yyyy).

    -----------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
     -----------------------------------------------------------------------
                                                                      SINCE
                                               1 YEAR   5 YEARS   INCEPTION*
     -----------------------------------------------------------------------
      Vanguard Short-Term Treasury Fund
         Investor Shares                         8.83%    5.74%     6.12%
      Lehman Brothers 1-5 Year U.S. Treasury
         Bond Index                              8.96     6.02      6.42
     -----------------------------------------------------------------------
      *October 28, 1991.
     -----------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.




                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None*
Exchange Fee:                                             None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.26%          0.13%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.29%          0.15%

*A $5 wire fee applies to wire redemptions under $5,000.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same for Investor Shares and match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of the given period.


          ---------------------------------------------------------
                             1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares    $30       $93       $163      $368
           Admiral Shares      15        48         85       192
           ---------------------------------------------------------


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4


-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     CONVERSION FEATURES
Dividends are declared daily and distributed      Investor Shares--May be converted to Admiral
on the first business day of each month;        Shares if you meet certain account balance and
capital gains, if any, are distributed          tenure requirements
annually in December                              Admiral Shares--Will be converted to Investor
                                                Shares if you are no longer eligible for Admiral
INVESTMENT ADVISER                              Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                                 NEWSPAPER ABBREVIATION
                                                Investor Shares--STTsry
INCEPTION DATE                                  Admiral Shares--STsryAdml
Investor Shares--October 28, 1991
Admiral Shares--February 12, 2001               VANGUARD FUND NUMBER
                                                Investor Shares--032
                                                Admiral Shares--532
NET ASSETS (INVESTOR SHARES) AS OF
JANUARY 31, 2001                                CUSIP NUMBER
$X.XX billion                                   Investor Shares--922031703
                                                Admiral Shares--922031851
SUITABLE FOR IRAS
Yes                                             TICKER SYMBOL
                                                Investor Shares--VFISX
MINIMUM INITIAL INVESTMENT                      Admiral Shares--VFIRX
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
-------------------------------------------------------------------------------------------------

                                                                               5
FUND PROFILE-- VANGUARD(R) SHORT-TERM FEDERAL FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests mainly in short-term bonds issued by U.S. government agencies and instrumentalities, most of which are not backed by the full faith and credit of the U.S. government. The Fund is expected to maintain a dollar-weighted average maturity of between one and three years. For more information see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment, but you could still lose money by investing in it. The Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bonds, so investors should expect the Fund's monthly income to fluctuate.
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be low for the Fund, because it invests mainly in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of longer-term bonds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk, should be very low for the Fund because it invests only in bonds that are U.S. government agency quality.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of a relevant market index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [SCALE -20% -- +40%]
                          1991                   12.24%
                          1992                    6.19%
                          1993                    7.00%
                          1994                   -0.94%
                          1995                   12.26%
                          1996                    4.78%
                          1997                    6.46%
                          1998                    7.22%
                          1999                    2.07%
                          2000                    9.18%
              ----------------------------------------------------
              The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 2001, was X.XX%.
              ----------------------------------------------------

6
     During the period shown in the bar chart, the highest return for a calendar quarter was X.XX% (quarter ended month, dd, yyyy), and the lowest return for a quarter was X.XX% (quarter ended month, dd, yyyy).

      -------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
       -------------------------------------------------------------------
                                           1 YEAR      5 YEARS   10 YEARS
       -------------------------------------------------------------------
       Vanguard Short-Term Federal Fund
         Investor Shares                    9.18%       5.92%      6.58%
       Lehman Brothers 1-5 Year U.S.
        Government Bond Index               9.09        6.05       6.81
       -------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None*
Exchange Fee:                                             None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.27%          0.22%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.30%          0.24%

*A $5 fee applies to wire redemptions under $5,000.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same for Investor Shares and match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of the given period.


          ---------------------------------------------------------
                             1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares    $31       $96       $169      $381
           Admiral Shares      25        77        135       305
           ---------------------------------------------------------


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     CONVERSION FEATURES
Dividends are declared daily and distributed      Investor Shares--May be converted to Admiral
on the first business day of each month;        Shares if you meet certain account balance and
capital gains, if any, are distributed          tenure requirements
annually in December                              Admiral Shares--Will be converted to Investor
                                                Shares if you are no longer eligible for Admiral
INVESTMENT ADVISER                              Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                                 NEWSPAPER ABBREVIATION
                                                Investor Shares--STFed
INCEPTION DATE                                  Admiral Shares--STFedAdml
Investor Shares--December 31, 1987
Admiral Shares--February 12, 2001               VANGUARD FUND NUMBER
                                                Investor Shares--049
                                                Admiral Shares--549
NET ASSETS (INVESTOR SHARES) AS OF
JANUARY 31, 2001                                CUSIP NUMBER
$X.XX billion                                   Investor Shares--922031604
                                                Admiral Shares--922031844
SUITABLE FOR IRAS
Yes                                             TICKER SYMBOL
                                                Investor Shares--VSGBX
MINIMUM INITIAL INVESTMENT                      Admiral Shares--VSGDX
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
-------------------------------------------------------------------------------------------------

8

FUND PROFILE-- VANGUARD(R) SHORT-TERM CORPORATE FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, mainly short-term and intermediate-term corporate bonds. The Fund also invests to a limited extent in non-investment-grade and unrated fixed income securities, mainly short-term and intermediate-term corporate bonds. High-quality bonds are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's Baa1, Baa2, or Baa3; non-investment-grade bonds are those rated the equivalent of Moody's Ba1 or below; unrated bonds are those that are not rated by any independent rating agency. The Fund may invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund is expected to maintain a dollar-weighted average maturity of between one and three years. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment, but you could still lose money by investing in it. The Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bonds, so investors should expect the Fund's monthly income to fluctuate.
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be low for the Fund, because it invests mainly in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of longer-term bonds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk, should be low for the Fund because it invests mainly in bonds that are considered high-quality.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years.The table shows how the Fund's average annual total returns compare with those of a relevant market index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

                                                                               9
              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [SCALE -20% -- +40%]
                          1991                   13.08%
                          1992                    7.20%
                          1993                    7.07%
                          1994                   -0.08%
                          1995                   12.74%
                          1996                    4.79%
                          1997                    6.95%
                          1998                    6.57%
                          1999                    3.30%
                          2000                    8.17%
              ----------------------------------------------------
              The Fund's year-to-date return as of the most recent
              calendar quarter ended March 31, 2001, was X.XX%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was X.XX% (quarter ended month, dd, yyyy), and the lowest return for a quarter was X.XX% (quarter ended mnth, dd, yyyy).


        -----------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
        -----------------------------------------------------------------
                                            1 YEAR   5 YEARS   10 YEARS
        -----------------------------------------------------------------
        Vanguard Short-Term Corporate Fund
           -Investor Shares                  8.17%    5.94%      6.91%
        Lehman Brothers 1-5 Year U.S.
           Credit Index                      8.48     6.16       7.46
        -----------------------------------------------------------------




FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None*
Exchange Fee:                                             None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.24%          0.16%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.26%          0.18%

* A $5 fee applies to wire redemptions under $5,000.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same for Investor Shares and

10
match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of the given period.


          ---------------------------------------------------------
                              1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares    $27       $84       $147      $331
           Admiral Shares      18        58        101       231
           ---------------------------------------------------------


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     CONVERSION FEATURES
Dividends are declared daily and distributed      Investor Shares--May be converted to Admiral
on the first business day of each month;        Shares if you meet certain account balance and
capital gains, if any, are distributed          tenure requirements
annually in December                              Admiral Shares--Will be converted to Investor
                                                Shares if you are no longer eligible for Admiral
INVESTMENT ADVISER                              Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                                 NEWSPAPER ABBREVIATION
                                                Investor Shares--STCor
INCEPTION DATE                                  Admiral Shares--STCrpAdml
Investor Shares--October 29, 1982
Admiral Shares--February 12, 2001               VANGUARD FUND NUMBER
                                                Investor Shares--039
                                                Admiral Shares--539
NET ASSETS (INVESTOR AND INSTITUTIONAL
SHARES) AS OF JANUARY 31, 2001                  CUSIP NUMBER
$X.XX billion                                   Investor Shares--922031406
                                                Admiral Shares--922031836
SUITABLE FOR IRAS
Yes                                             TICKER SYMBOL
                                                Investor Shares--VFSTX
MINIMUM INITIAL INVESTMENT                      Admiral Shares--VFSUX
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
-------------------------------------------------------------------------------------------------

                                                                              11
FUND PROFILE-- VANGUARD(R) INTERMEDIATE-TERM TREASURY FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests at least 85% of its total assets in intermediate-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 65% of the Fund's total assets will always be invested in U.S. Treasury securities. The Fund is expected to maintain a dollar-weighted average maturity of between five and ten years. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISK
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall bond market. The Fund's performance could be hurt by:
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be moderate for the Fund, because it invests mainly in short-and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception.The table shows how the Fund's average annual total returns compare with those of a relevant market index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [SCALE -20% -- +40%]
                          1992                    7.78%
                          1993                   11.43%
                          1994                   -4.33%
                          1995                   20.44%
                          1996                    1.92%
                          1997                    8.96%
                          1998                   10.61%
                          1999                   -3.52%
                          2000                   14.03%
              ----------------------------------------------------
              The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 2001, was X.XX.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was X.XX% (quarter ended month, dd, yyyy), and the lowest return for a quarter was X.XX% (quarter ended month, dd, yyyy).

12

   -------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
    -------------------------------------------------------------------------
                                            1 YEAR  5 YEARS  SINCE INCEPTION*
    -------------------------------------------------------------------------
      Vanguard Intermediate-Term Treasury Fund
       -Investor Shares                     14.03%    6.21%        7.73%
      Lehman Brothers 5-10 Year U.S.
       Treasury Bond Index                  14.03     6.44          8.30
    -------------------------------------------------------------------------
      *October 28, 1991.
    -------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.



                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None*
Exchange Fee:                                             None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.26%          0.13%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.29%          0.15%

* A $5 fee applies to wire redemptions under $5,000.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same for Investor Shares and match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of the given period.


          ---------------------------------------------------------
                             1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares    $30       $94       $163      $368
           Admiral Shares      15        48         85       192
           ---------------------------------------------------------


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

13

-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     CONVERSION FEATURES
Dividends are declared daily and distributed      Investor Shares--May be converted to Admiral
on the first business day of each month;        Shares if you meet certain account balance and
capital gains, if any, are distributed          tenure requirements
annually in December                              Admiral Shares--Will be converted to Investor
                                                Shares if you are no longer eligible for Admiral
INVESTMENT ADVISER                              Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                                 NEWSPAPER ABBREVIATION
                                                Investor Shares--ITTsry
INCEPTION DATE                                  Admiral Shares--ITsryAdml
Investor Shares--October 28, 1991
Admiral Shares--February 12, 2001               VANGUARD FUND NUMBER
                                                Investor Shares--035
                                                Admiral Shares--535
NET ASSETS (INVESTOR SHARES) AS OF
JANUARY 31, 2001                                CUSIP NUMBER
$X.XX billion                                   Investor Shares--922031802
                                                Admiral Shares--922031828
SUITABLE FOR IRAS
Yes                                             TICKER SYMBOL
                                                Investor Shares--VFITX
MINIMUM INITIAL INVESTMENT                      Admiral Shares--VFIUX
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
-------------------------------------------------------------------------------------------------

14
FUND PROFILE-- VANGUARD(R) INTERMEDIATE-TERM CORPORATE FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, mainly short-term and intermediate-term corporate bonds. The Fund also invests to a limited extent in non-investment-grade and unrated fixed income securities, mainly short-term and intermediate-term corporate bonds. High-quality bonds are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's Baa1, Baa2, or Baa3; non-investment-grade bonds are those rated the equivalent of Moody's Ba1 or below; unrated bonds are those that are not rated by any independent rating agency. The Fund may invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund is expected to maintain a dollar-weighted average maturity of between five and ten years. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall bond market. The Fund's performance could be hurt by:
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be moderate for the Fund, because it invests mainly in short-and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.
- Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a higher-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally moderate for intermediate-term bond funds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk, should be low for the Fund because it invests mainly in bonds that are considered high-quality.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of a relevant market index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

                                                                              15
               ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [SCALE -20% -- +40%]
                          1994                   -4.20%
                          1995                   21.39%
                          1996                    2.78%
                          1997                    8.93%
                          1998                    8.30%
                          1999                   -1.53%
                          2000                   10.70%
              ----------------------------------------------------
              The Fund's year-to-date return as of the most recent
              calendar quarter ended March 31, 2001, was X.XX%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was X.XX% (quarter ended month, dd, yyyy), and the lowest return for a quarter was X.XX% (quarter ended month, dd, yyyy).

     -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
    -------------------------------------------------------------------------
                                           1 YEAR   5 YEARS  SINCE INCEPTION*
    -------------------------------------------------------------------------
    Vanguard Intermediate-Term Corporate Fund
         Investor Shares                   10.70%    5.74%        6.22%
    Lehman Brothers 5-10 Year U.S.
         Credit Index                      10.73     5.87         8.63
    -------------------------------------------------------------------------
    *November 1, 1993.
    -------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None*
Exchange Fee:                                             None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.19%          0.11%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.21%          0.13%

*A $5 fee applies to wire redemptions under $5,000.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same for Investor Shares and

16
match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of the given period.


           ---------------------------------------------------------
                              1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares     $22       $68       $118      $268
           Admiral Shares       13        41         73       167
           ---------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     CONVERSION FEATURES
Dividends are declared daily and distributed      Investor Shares--May be converted to Admiral
on the first business day of each month;        Shares if you meet certain account balance and
capital gains, if any, are distributed          tenure requirements
annually in December                              Admiral Shares--Will be converted to Investor
                                                Shares if you are no longer eligible for Admiral
INVESTMENT ADVISER                              Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                                 NEWSPAPER ABBREVIATION
                                                Investor Shares--ITCorp
INCEPTION DATE                                  Admiral Shares--ITCrpAdml
Investor Shares--November 1, 1993
Admiral Shares--February 12, 2001               VANGUARD FUND NUMBER
                                                Investor Shares--071
                                                Admiral Shares--571
NET ASSETS (INVESTOR SHARES) AS OF
JANUARY 31, 2001                                CUSIP NUMBER
$X.XX billion                                   Investor Shares--922031885
                                                Admiral Shares--922031810
SUITABLE FOR IRAS
Yes                                             TICKER SYMBOL
                                                Investor Shares--VFICX
MINIMUM INITIAL INVESTMENT                      Admiral Shares--VFIDX
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
-------------------------------------------------------------------------------------------------

                                                                              17
FUND PROFILE-- VANGUARD(R) GNMA FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA or "Ginnie Mae") pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans backed by the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity is expected to normally fall within an intermediate-term range (five to ten years). For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall bond market. The Fund's performance could be hurt by:
- Prepayment risk, which is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk is high for the Fund.
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. In addition, when interest rates decline, GNMA prices typically do not rise as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates decline.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of a relevant market index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

18
              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [SCALE -20% -- +40%]
                          1991                   16.77%
                          1992                    6.85%
                          1993                    5.90%
                          1994                   -0.95%
                          1995                   17.04%
                          1996                    5.24%
                          1997                    9.47%
                          1998                    7.14%
                          1999                    0.78%
                          2000                   11.22%
              ----------------------------------------------------
              The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 2001, was X.XX%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was X.XX% (quarter ended month, dd, yyyy), and the lowest return for a quarter was X.XX% (quarter ended month, dd, yyyy).


    --------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      --------------------------------------------------------------------
                                         1 YEAR    5 YEARS     10 YEARS
      --------------------------------------------------------------------
      Vanguard GNMA Fund-Investor Shares    11.22%    6.71%      7.80%
      Lehman Brothers GNMA Bond Index       11.11      6.96      7.93
      --------------------------------------------------------------------




FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None*
Exchange Fee:                                             None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.24%          0.17%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.27%          0.19%

*A $5 fee applies to wire redemptions under $5,000.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same for Investor Shares and match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of the given period.

            ---------------------------------------------------------
                            1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares    $28       $86       $152      $343
           Admiral Shares      19        61        107       243
           ---------------------------------------------------------


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     CONVERSION FEATURES
Dividends are declared daily and distributed      Investor Shares--May be converted to Admiral
on the first business day of each month;        Shares if you meet certain account balance and
capital gains, if any, are distributed          tenure requirements
annually in December                              Admiral Shares--Will be converted to Investor
                                                Shares if you are no longer eligible for Admiral
INVESTMENT ADVISER                              Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                                 NEWSPAPER ABBREVIATION
                                                Investor Shares--GNMA
INCEPTION DATE                                  Admiral Shares--GNMAAdml
Investor Shares--June 27, 1980
Admiral Shares--February 12, 2001               VANGUARD FUND NUMBER
                                                Investor Shares--036
                                                Admiral Shares--536
NET ASSETS (INVESTOR SHARES) AS OF
JANUARY 31, 2001                                CUSIP NUMBER
$X.XX billion                                  Investor Shares--922031307
                                                Admiral Shares--922031794
SUITABLE FOR IRAS
Yes                                             TICKER SYMBOL
                                                Investor Shares--VFIIX
MINIMUM INITIAL INVESTMENT                      Admiral Shares--VFIJX
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
-------------------------------------------------------------------------------------------------

20
FUND PROFILE-- VANGUARD(R) LONG-TERM TREASURY FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests at least 85% of its assets in long-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund is expected to maintain a dollar-weighted average maturity of between 15 and 30 years. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISK
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall bond market. The Fund's performance could be hurt by:
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be high for the Fund, because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of shorter-term bonds.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. Tha bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of a relevant market index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [SCALE -20% -- +40%]
                          1991                   17.43%
                          1992                    7.40%
                          1993                   16.79%
                          1994                   -7.03%
                          1995                   30.11%
                          1996                   -1.25%
                          1997                   13.90%
                          1998                   13.05%
                          1999                   -8.66%
                          2000                   19.72%
              ----------------------------------------------------
              The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 2001, was X.XX%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was X.XX% (quarter ended month, dd, yyyy), and the lowest return for a quarter was X.XX% (quarter ended month, dd, yyyy).

                                                                              21
       -----------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
        -----------------------------------------------------------------
                                            1 YEAR   5 YEARS  10 YEARS
        -----------------------------------------------------------------
        Vanguard Long-Term Treasury Fund
           Investor Shares                  19.72%    6.82%    9.50%
        Lehman Brothers Long U.S. Treasury
           Bond Index                       20.27     7.29      9.91
        -----------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses for Investor Shares are based on those incurred in the fiscal year ended January 31, 2001; for Admiral Shares, the expenses are based on estimated amounts for the current fiscal year.


                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None*
Exchange Fee:                                             None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.26%          0.13%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.29%          0.15%

*A $5 fee applies to wire redemptions under $5,000.


     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same for Investor Shares and match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of the given period.


           ---------------------------------------------------------
                            1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares    $30       $93      $163      $367
           Admiral Shares      15        48        85       192
           ---------------------------------------------------------


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

22

-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     CONVERSION FEATURES
Dividends are declared daily and distributed      Investor Shares--May be converted to Admiral
on the first business day of each month;        Shares if you meet certain account balance and
capital gains, if any, are distributed          tenure requirements
annually in December                              Admiral Shares--Will be converted to Investor
                                                Shares if you are no longer eligible for Admiral
INVESTMENT ADVISER                              Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                                 NEWSPAPER ABBREVIATION
                                                Investor Shares--LTTsry
INCEPTION DATE                                  Admiral Shares--LTsryAdml
Investor Shares--May 19, 1986
Admiral Shares--February 12, 2001               VANGUARD FUND NUMBER
                                                Investor Shares--083
                                                Admiral Shares--583
NET ASSETS (INVESTOR SHARES) AS OF
JANUARY 31, 2001                                CUSIP NUMBER
$X.XX billion                                   Investor Shares--922031505
                                                Admiral Shares--922031786
SUITABLE FOR IRAS
Yes                                             TICKER SYMBOL
                                                Investor Shares--VUSTX
MINIMUM INITIAL INVESTMENT                      Admiral Shares--VUSUX
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
-------------------------------------------------------------------------------------------------

                                                                              23
FUND PROFILE-- VANGUARD(R) LONG-TERM CORPORATE FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests in a variety of high or upper-medium quality and, to a lesser extent, medium-quality fixed-income securities, mainly long-term corporate bonds. High-quality bonds are those rated the equivalent of A3 or better; medium-quality bonds are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's Investors Service, Inc. or another independent rating agency. The Fund may invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund is expected to maintain a dollar-weighted average maturity of between 15 and 25 years. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall bond market. The Fund's performance could be hurt by:
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be high for the Fund, because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of shorter-term bonds.
- Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a higher-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally moderate for long-term bond funds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk, should be low for the Fund because it invests mainly in bonds that are considered high-quality.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of a relevant market index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

24
               ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [SCALE -20% -- +40%]
                          1991                   20.90%
                          1992                    9.78%
                          1993                   14.49%
                          1994                   -5.30%
                          1995                   26.40%
                          1996                    1.20%
                          1997                   13.79%
                          1998                    9.21%
                          1999                   -6.23%
                          2000                   11.76%
              ----------------------------------------------------
              The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 2001, was X.XX%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was X.XX% (quarter ended month, dd, yyyy), and the lowest return for a quarter was X.XX% (quarter ended month, dd, yyyy).


        -----------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
                                            1 YEAR   5 YEARS  10 YEARS
        -----------------------------------------------------------------
        Vanguard Long-Term Corporate Fund
          -Investor Shares                  11.76%    5.68%    9.14%
        Lehman Brothers Long Credit A or
           Better Bond Index                10.83     5.57     8.74
        Lehman Brothers Long Corporate AA
           or Better Bond Index*            13.29     6.04     8.98
        -----------------------------------------------------------------
        *The Fund has changed its official benchmark from the Lehman Brothers Long Corporate AA or Better Bond Index to the Lehman Brothers Credit A or Better Bond Index. The new benchmark represents a much larger universe of high-quality bonds and is less sensitive to changes in interest rates.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None*
Exchange Fee:                                             None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.30%          0.22%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.32%          0.24%
FEES AND EXPENSES

*A $5 fee applies to wire redemptions under $5,000.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same for Investor Shares and

                                                                              25
match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of the given period.


          ---------------------------------------------------------
                            1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares    $33       $103      $180      $406
           Admiral Shares      25         78       135       306
           ---------------------------------------------------------


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     CONVERSION FEATURES
Dividends are declared daily and distributed      Investor Shares--May be converted to Admiral
on the first business day of each month;        Shares if you meet certain account balance and
capital gains, if any, are distributed          tenure requirements
annually in December                              Admiral Shares--Will be converted to Investor
                                                Shares if you are no longer eligible for Admiral
INVESTMENT ADVISER                              Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                                 NEWSPAPER ABBREVIATION
                                                Investor Shares--LTCorp
INCEPTION DATE                                  Admiral Shares--LTCrpAdml
Investor Shares--July 9, 1973
Admiral Shares--February 12, 2001               VANGUARD FUND NUMBER
                                                Investor Shares--028
                                                Admiral Shares--568
NET ASSETS (INVESTOR SHARES) AS OF
JANUARY 31, 2001                                CUSIP NUMBER
$X.XX billion                                   Investor Shares--922031109
                                                Admiral Shares--922031778
SUITABLE FOR IRAS
Yes                                             TICKER SYMBOL
                                                Investor Shares--VWESX
MINIMUM INITIAL INVESTMENT                      Admiral Shares--VWETX
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
-------------------------------------------------------------------------------------------------

26

MORE ON THE FUNDS

This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote unless those strategies or policies are designated as fundamental. Note that each Fund's investment objective is not fundamental, and may be changed without a shareholder vote.
     Finally, you'll find information on other important features of the Fund.

MARKET EXPOSURE

The Funds invest mainly in bonds. As a result, they are subject to certain risks.

[FLAG]EACH FUND IS SUBJECT TO INTEREST RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BOND FUNDS, AND HIGH FOR LONG-TERM BOND FUNDS.

Changes in interest rates can affect bond income as well as bond prices.

[FLAG]EACH FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BOND FUNDS, AND LEAST FOR LONG-TERM BOND FUNDS.

27

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

How Mortgage-backed bonds are different: In general, declining interest rates will not lift the prices of mortgage-backed bonds--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed bonds for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, GNMAs tend to offer higher yields than other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.


--------------------------------------------------------------------------------
                      HOW INTEREST RATE CHANGES AFFECT THE
                             VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                              AFTER A 1%  AFTER A 1%  AFTER A 2%   AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE    DECREASE    INCREASE     DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)          $978       $1,023        $956       $1,046
Intermediate-Term (10 years)     932        1,074         870        1,156
Long-Term (20 years)             901        1,116         816        1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.

28

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BOND MATURITIES

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher interest income; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------


     While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.

[FLAG]BECAUSE EACH FUND INVESTS IN BONDS THAT ARE CALLABLE, EACH FUND IS SUBJECT
     TO CALL RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES A BOND ISSUER WILL CALL--OR REPAY--A HIGHER-YIELDING BOND BEFORE ITS MATURITY DATE. THE FUND WOULD LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION, AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES. AS A RESULT, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME AND THE POTENTIAL FOR TAXABLE CAPITAL GAINS.

     Call risk is generally moderate for intermediate- and long-term bonds, and consequently it should be moderate for the Intermediate-Term and Long-Term Corporate Funds. Call risk is low for the various Short-Term and Treasury Funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CALLABLE BONDS
Although bonds are issued with clearly defined maturities, a bond issuer may be able to redeem, or call, a bond earlier than its maturity date. The bondholder must now replace the bond with a bond that may have a lower yield than the original. One way for bond investors to protect themselves against call risk is to purchase a bond early in its lifetime, long before its call date. Another way is to buy bonds with low coupons, which make them less likely to be called.
--------------------------------------------------------------------------------


[FLAG]BECAUSE IT INVESTS IN MORTGAGE-BACKED SECURITIES, THE GNMA FUND IS SUBJECT
     TO PREPAYMENT RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, HOMEOWNERS WILL REPAY HIGHER-YIELDING MORTGAGES EARLIER THAN SCHEDULED. THE FUND WOULD LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION, AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES. AS A RESULT, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME.

     Since the GNMA Fund invests most of its assets in mortgage-backed bonds, prepayment risk for the Fund is high.

29

[FLAG]EACH  FUND IS  SUBJECT TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                CREDIT QUALITY
A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade."
--------------------------------------------------------------------------------


     In absolute terms, the credit quality of each Fund is high or upper-medium. In relative terms, the Short-Term Treasury, Intermediate-Term Treasury, and Long-Term Treasury Funds (which invest primarily in securities backed by the full faith and credit of the U.S. government) have the lowest credit risk--and generally the lowest yields--of the Funds. The following table shows the dollar-weighted average credit quality of each Fund's holdings, as rated by Moody's Investors Service, Inc. as of January 31, 2001.


----------------------------------------------
FUND                          AVERAGE QUALITY
----------------------------------------------
Short-Term Treasury             Treasury
Short-Term Federal               Agency
Short-Term Corporate               A1
Intermediate-Term Treasury      Treasury
Intermediate-Term Corporate        A1
GNMA                            Treasury
Long-Term Treasury              Treasury
Long-Term Corporate                Aa3
----------------------------------------------


     The following table details the Funds' credit quality policies, which apply at the time of investment, and illustrates the comparative credit risk encountered by an investor in each Fund. The Funds may hold onto bonds that are downgraded after purchase, even if they would no longer be eligible as new investments for a Fund.

30

         CREDIT RATINGS OF THE FUNDS' INVESTMENTS (PERCENTAGE OF FUND ASSETS)
-----------------------------------------------------------------------------------------------
                       ISSUED OR BACKED     HIGH OR                     NON-INVESTMENT-GRADE
                      BY U.S. GOV'T, ITS    HIGHEST     UPPER               OR UNRATED
                         AGENCIES AND       QUALITY    MEDIUM    MEDIUM
FUND                  INSTRUMENTALITIES   (NON-GOV'T)  QUALITY  QUALITY
-----------------------------------------------------------------------------------------------
Short-Term Treasury          100%             0%         0%       0%               0%
-----------------------------------------------------------------------------------------------
Short-Term Federal           100%             0%         0%       0%               0%
-----------------------------------------------------------------------------------------------
Short-Term Corporate        --------At least 65%--------        No more     No more than 5%
                                                                 than
                                                                  30%
-----------------------------------------------------------------------------------------------
Intermediate-Term            100%             0%         0%       0%               0%
Treasury
-----------------------------------------------------------------------------------------------
Intermediate-Term           --------At least 65%--------        No more     No more than 5%
Corporate                                                        than
                                                                  30%
-----------------------------------------------------------------------------------------------
GNMA                         100%             0%         0%     No more            0%
                                                                 than
                                                                  30%
-----------------------------------------------------------------------------------------------
Long-Term Treasury           100%             0%         0%       0%               0%
-----------------------------------------------------------------------------------------------
Long-Term Corporate         --------At least 70%--------        No more            0%
                                                                 than
                                                                  30%
-----------------------------------------------------------------------------------------------

     Each of the Corporate Funds may invest no more than 30% of its assets in medium-quality bonds, preferred stocks, and convertible securities. The
Short-Term and Intermediate-Term Corporate Funds may invest no more than 5% of their assets in non-investment-grade and unrated bonds, preferred stocks, and convertible securities.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                TYPES OF BONDS

Bonds are issued (sold) by many sources: Corporations issue corporate bonds; the federal government issues U.S. Treasury bonds; agencies of the federal government issue agency bonds; and mortgage holders issue "mortgage-backed" pass-through certificates such as those issued by the Government National Mortgage Association (GNMAs). Each issuer is responsible for paying back the bond's initial value as well as making periodic interest payments.
--------------------------------------------------------------------------------


     To a limited extent, the Corporate Funds are also exposed to event risk, which is the chance that corporate fixed income securities held by these Funds may suffer a substantial decline in credit quality and market value because of a corporate restructuring.
     To help you distinguish among the Funds and their various risks, a summary table is provided below.


--------------------------------------------------------------------------------
                                         RISKS OF THE FUNDS
                             ---------------------------------------------------

                              INCOME   INTEREST   PREPAYMENT    CREDIT
FUND                           RISK    RATE RISK  CALL RISK      RISK
--------------------------------------------------------------------------------
Short-Term Treasury            High       Low        Low      Negligible
Short-Term Federal             High       Low        Low       Very Low
Short-Term Corporate           High       Low        Low         Low
Intermediate-Term Treasury   Moderate  Moderate      Low      Negligible
Intermediate-Term Corporate  Moderate  Moderate   Moderate       Low
GNMA                         Moderate  Moderate     High      Negligible
Long-Term Treasury             Low       High        Low      Negligible
Long-Term Corporate            Low       High     Moderate       Low
--------------------------------------------------------------------------------

                                                                              31
SECURITY SELECTION

The grid below shows, at a glance, the types of financial instruments that may be purchased by each Fund. Explanations of each type of financial instrument follow the grid.

--------------------------------------------------------------------------------
                             SHORT-,                        SHORT-,
                         INTERMEDIATE-,                 INTERMEDIATE-,
                          AND LONG-TERM    SHORT-TERM    AND LONG-TERM   GNMA
                         TREASURY FUNDS   FEDERAL FUND  CORPORATE FUNDS  FUND
--------------------------------------------------------------------------------
 Corporate Debt                                                .
--------------------------------------------------------------------------------
 U.S. Government &              .              .               .         .
 Agency Bonds
--------------------------------------------------------------------------------
 State & Municipal                                             .
 Bonds
--------------------------------------------------------------------------------
 Cash Investments              .*              .*              .         .*
--------------------------------------------------------------------------------
 Futures, Options, and          .              .               .         .
 Other Derivatives
--------------------------------------------------------------------------------
 Asset-Backed                                  .               .
 Securities
--------------------------------------------------------------------------------
 International
 Dollar-Denominated                                            .
 Bonds
--------------------------------------------------------------------------------
 Preferred Stocks                                              .
--------------------------------------------------------------------------------
 Convertible Securities                                        .
--------------------------------------------------------------------------------
 Collateralized
 Mortgage Obligations           .              .               .         .
 (CMOs)
--------------------------------------------------------------------------------
 Restricted or Illiquid
 Securities                     .              .               .         .
 *Repurchase agreements only.
--------------------------------------------------------------------------------


- Corporate debt obligations--usually called bonds--represent loans by an investor to a corporation.
- U.S. government and agency bonds represent loans by an investor to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
- State and Municipal bonds represent loans by an investor to a state or municipal government, or one of their agencies or instrumentalities.
- Cash investments is a blanket term that describes a variety of short-term fixed income investments, including money market instruments, commercial paper, bank certificates of deposit, banker's acceptances, and repurchase agreements. Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. The Treasury Funds, the GNMA Fund, and the Short-Term Federal Fund may invest only in repurchase agreements that are collateralized by U.S. Treasury or U.S. government agency securities.
- Futures, options, and other derivatives may represent up to 20% of a Fund's total assets. These investments may be in bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. (As a practical matter, the limit is 15% for the Treasury Funds, because they must invest at least 85% of their total assets in U.S. government securities.) Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives. For this reason, the Funds will not use futures, options, or other derivatives

32

for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.
     The reasons for which a Fund will invest in futures and options are:
-- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
-- To reduce the Fund's transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, TRADITIONAL INVESTMENTS.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------


- Asset-backed securities are bonds that represent partial ownership in pools of consumer or commercial loans--most often credit card, automobile, or trade receivables. Asset-backed securities are issued by entities formed solely for that purpose, but their value ultimately depends on repayments by underlying borrowers. A primary risk of asset-backed securities is that their maturity is difficult to predict and driven by borrowers' prepayments.
- International dollar-denominated bonds are bonds denominated in U.S. dollars and issued by foreign governments and companies. To the extent that it owns foreign bonds, a Fund is subject to country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets. Because the bond's value is designated in dollars rather than in the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes the risk, usually to attract American investors.
- Preferred stocks distribute set dividends from the issuer. The preferred stock holder's claim on the issuer's income and assets ranks before that of common stock holders, but after that of bond holders.
- Convertible securities are bonds or preferred stocks that are convertible into, or exchangeable for, common stocks.
- Collateralized mortgage obligations (CMOs) are special bonds that are collateralized by mortgages or mortgage pass-through securities. Cash flow rights on underlying mortgages--the rights to receive principal and interest payments--are divided up and prioritized to create short-, intermediate-, and long-term bonds. CMOs rely on assumptions about the timing of cash flows on the underlying mortgages, including expected prepayment rates. The primary risk of a CMO is that these assumptions are wrong, which would either shorten or lengthen the bond's maturity. Each Fund will invest only in CMOs that are believed to be consistent with its maturity and credit-quality standards.

                                                                              33
- Illiquid securities are securities that the Fund may not be able to sell in the ordinary course of business. The Fund may invest up to 15% of its assets in these securities. Restricted securities are a special type of illiquid security; these securities have not been publicly-issued and legally can be resold only to qualified institutional buyers. From time to time, the Board of Trustees may determine that particular restricted securities are NOT illiquid, and those securities may then be purchased by the Fund without limit. The Funds are generally managed without regard to tax ramifications.

TEMPORARY INVESTMENT MEASURES
     Each Fund may temporarily depart from its normal investment policies--for instance, by investing substantially in cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

[FLAG]EACH  FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT THE
     ADVISERS WILL DO A POOR JOB OF SELECTING BONDS.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------



COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading. Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
- Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone or fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
- Certain Vanguard funds charge transaction fees on purchase and/or redemptions of their shares.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

                                                                          34
     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historic turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. Shorter-term bonds will mature or be sold--and need to be replaced--more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of January 31, 2001, the average turnover rate for all MORNINGSTARCATEGORIES funds was approximately XX%, according to Morningstar, Inc.
--------------------------------------------------------------------------------


THE FUNDS AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $540 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

                                                                              35
INVESTMENT ADVISERS

Two investment advisers manage the Funds, subject to the control of the trustees and officers of the Funds. Wellington Management Company, LLP serves as the adviser to the GNMA and Long-Term Corporate Funds. The Vanguard Group, through its Fixed Income Group, serves as the adviser to the other Funds.
     Wellington Management Company, LLP (Wellington Management), 75 State Street, Boston, MA 02109, is an investment advisory firm founded in 1928. As of January 31, 2001, Wellington Management managed about $XXX billion in assets, including all or part of XX Vanguard funds. The firm's advisory fee is paid quarterly and is based on certain annual percentage rates applied to the Funds' average month-end assets for each quarter. Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated.
     The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the remaining Funds offered in this prospectus through its Fixed Income Group. As of January 31, 2001, Vanguard served as adviser for about $X.XX billion in assets.
     For the fiscal year ended January 31, 2001, the advisory expenses for each Fund (with the exception of the Long-Term Corporate Fund) represented an effective annual rate of 0.XX% of each Fund's average net assets. For the Long-Term Corporate Fund, the advisory expenses represented an effective annual rate of 0.XX% of its average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities, and to obtain the best available price and most favorable execution for all transactions. Also, the Funds may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.
     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.

36

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUNDS' ADVISERS

The managers primarily responsible for overseeing the investments for the Short-Term Treasury, Short-Term Federal, Short-Term Corporate, Intermediate-Term Treasury, Intermediate-Term Corporate, and Long-Term Treasury Funds are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed-income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

ROBERT F. AUWAERTER, Principal of Vanguard. He has managed portfolio investments since 1979; has been with Vanguard since 1981; has managed the Intermediate-Term Treasury, Intermediate-Term Corporate and Long-Term Treasury Funds since inception; and has managed the Short-Term Corporate Fund since 1983. Education:
B.S., University of Pennsylvania; M.B.A., Northwestern University.

JOHN HOLLYER, Principal of Vanguard. He has worked in investment management since 1987; has managed portfolio investments for Vanguard since joining the company in 1989; and has managed the Short-Term Federal Fund since 1996.
Education: B.S., University of Pennsylvania.

DAVID R. GLOCKE, Principal of Vanguard. He has worked in investment management since 1991; has managed portfolio investments since joining Vanguard in 1997; and has managed the Short-Term Treasury Fund since 2000. Education: B.S., University of Wisconsin.

The managers primarily responsible for overseeing the investments for the GNMA and Long-Term Corporate Funds are:

PAUL D. KAPLAN, Senior Vice President and Partner of Wellington Management Company, LLP. He has worked in investment management since 1974; has been with Wellington Management since 1978; and has managed the GNMA Fund since 1994.
Education: B.S., Dickinson College; M.S., The Sloan School of Management, Massachusetts Institute of Technology.

EARL E. MCEVOY, Senior Vice President and Partner of Wellington Management Company, LLP. He has worked in investment management since 1972; has managed portfolio investments for Wellington Management since 1978; and has managed the Long-Term Corporate Fund since 1994. Education: B.A., Dartmouth College and M.B.A., Columbia Business School.
--------------------------------------------------------------------------------

     The board of trustees may, without prior approval from shareholders, change the terms of the GNMA and Long-Term Corporate Funds' advisory agreements or hire a new investment adviser for these Funds--either as a replacement for the existing adviser or as an additional adviser. Any significant change in the Funds' advisory arrangements will be communicated to shareholders in writing. In addition, as the Funds' sponsor and overall manager, The Vanguard Group may provide investment advisory services to the GNMA and Long-Term Corporate Funds, on an at-cost basis, at any time.

                                                                              37
DIVIDENDS, CAPITAL GAINS, AND TAXES


FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest less expenses), as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental capital gains distributions at some other time during a year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------



BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. Depending on your state's rule, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.
- Any conversion between classes of shares of the same fund is a non-taxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

38
GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not:
-    provide us with your correct taxpayer identification number;
-    certify that the taxpayer identification number is correct; and
-    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review the area entitled "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            "BUYING A CAPITAL GAIN"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------




SHARE PRICE
Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund will not transact purchase or redemption requests.
     Bonds held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost.
     When pricing service information or market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair value pricing is used, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS

The following financial highlights tables pertain to the Funds' Investor Shares; Admiral Shares were not available during the periods shown. The tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to shareholders. You may have these annual reports sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Short-Term Treasury Fund as an example. The Fund began fiscal 2001 with a net asset value (price) of $X.XX per share. During the year, the Fund earned $0.XX per share from investment income (interest and dividends) and $0.XX per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.XX per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($0.XXX per share) minus the distributions ($0.XX per share) resulted in a share price of $X.XX at the end of the year. This was an increase of $0.XX per share (from $X.XX at the beginning of the year to $X.XX at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was X.XX%% for the year.

As of January 31, 2001, the Fund had $XX billion in net assets. For the year, its expense ratio was 0.XX% ($X.X0 per $1,000 of net assets); and its net investment income amounted to 0.XX% of its average net assets. It sold and replaced securities valued at XX% of its net assets.
--------------------------------------------------------------------------------

40

-------------------------------------------------------------------------------------------------------------
                                                                           VANGUARD SHORT-TERM TREASURY FUND
                                                                                  INVESTOR SHARES
                                                                                YEAR ENDED JANUARY 31,
                                                -------------------------------------------------------------
                                                2001        2000         1999         1998            1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $10.37       $10.27       $10.16          $10.36
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .534         .545         .590            .586
 Net Realized and Unrealized Gain (Loss) on
   Investments                                             (.413)        .122         .110           (.200)
                                          -------------------------------------------------------------------
  Total from Investment Operations                          .121         .667         .700            .386
                                          -------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.534)       (.545)       (.590)          (.586)
 Distributions from Realized  Capital Gains                (.017)       (.022)          --              --
                                          -------------------------------------------------------------------
  Total Distributions                                      (.551)       (.567)       (.590)          (.586)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 9.94       $10.37       $10.27          $10.16
=============================================================================================================
TOTAL RETURN                                               1.20%        6.66%        7.11%           3.89%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)                     $1,177       $1,197       $1,009            $970
 Ratio of Total Expenses to Average Net Assets             0.27%        0.27%        0.27%           0.25%
 Ratio of Net Investment Income
  to Average Net Assets                                    5.27%        5.27%        5.80%           5.77%
 Turnover Rate                                              124%         132%          83%             86%
=============================================================================================================



-------------------------------------------------------------------------------------------------------------
                                                                           VANGUARD SHORT-TERM FEDERAL FUND
                                                                                  INVESTOR SHARES
                                                                               YEAR ENDED JANUARY 31,
                                                -------------------------------------------------------------
                                                2001        2000         1999         1998            1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $10.26       $10.19       $10.11          $10.28
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .567         .581         .611            .615
 Net Realized and Unrealized
  Gain (Loss) on Investments                               (.410)        .070         .080           (.170)
                                          -------------------------------------------------------------------
  Total from Investment Operations                          .157         .651         .691            .445
                                          -------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.567)       (.581)       (.611)          (.615)
 Distributions from Realized Capital Gains                    --           --           --              --
                                          -------------------------------------------------------------------
  Total Distributions                                      (.567)       (.581)       (.611)          (.615)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 9.85       $10.26       $10.19          $10.11
=============================================================================================================
TOTAL RETURN                                               1.59%        6.57%        7.06%           4.51%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $1,478       $1,644       $1,460          $1,348
 Ratio of Total Expenses to Average Net Assets             0.27%        0.27%        0.27%           0.25%
 Ratio of Net Investment Income to
  Average Net Assets                                       5.64%        5.68%        6.04%           6.09%
 Turnover Rate                                               93%         107%          94%             57%
=============================================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                           VANGUARD SHORT-TERM CORPORATE FUND
                                                                                    INVESTOR SHARES
                                                                                YEAR ENDED JANUARY 31,
                                                -------------------------------------------------------------
                                                2001        2000         1999         1998            1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF  PERIOD                     $10.86       $10.87       $10.75          $10.94
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .660         .660         .664            .663
 Net Realized and Unrealized Gain(Loss)
  on Investments                                           (.370)       (.010)        .120           (.190)
                                          -------------------------------------------------------------------
  Total from Investment Operations                          .290         .650         .784            .473
                                          -------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.660)       (.660)       (.664)          (.663)
 Distributions from Realized Capital Gains                    --           --           --              --
                                          -------------------------------------------------------------------
  Total Distributions                                      (.660)       (.660)       (.664)          (.663)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $10.49       $10.86       $10.87          $10.75
=============================================================================================================
TOTAL RETURN                                               2.77%        6.16%        7.53%           4.52%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $6,731       $5,529       $4,709          $4,531
 Ratio of Total Expenses to Average Net Assets             0.25%        0.27%        0.28%           0.25%
 Ratio of Net Investment Income
  to Average Net Assets                                    6.21%        6.08%        6.17%           6.18%
 Turnover Rate                                               52%          46%          45%             45%
=============================================================================================================



-------------------------------------------------------------------------------------------------------------
                                                                    VANGUARD INTERMEDIATE-TERM TREASURY FUND
                                                                                   INVESTOR SHARES
                                                                               YEAR ENDED JANUARY 31,
                                                -------------------------------------------------------------
                                                2001        2000         1999         1998            1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.16       $10.80       $10.37          $10.90
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .625         .630         .647            .649
 Net Realized and Unrealized
  Gain (Loss) on Investments                              (1.130)        .360         .430           (.530)
                                          -------------------------------------------------------------------
  Total from Investment Operations                         (.505)        .990        1.077            .119
                                          -------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment nIncome                     (.625)       (.630)       (.647)          (.649)
 Distributions from Realized Capital Gains                    --           --           --              --
                                          -------------------------------------------------------------------
  Total Distributions                                      (.625)       (.630)       (.647)          (.649)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $10.03       $11.16       $10.80          $10.37
=============================================================================================================
TOTAL RETURN                                               -4.59%        9.44%       10.78%           1.28%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $1,652       $1,876       $1,595          $1,279
 Ratio of Total Expenses to Average Net Assets             0.27%        0.27%        0.27%           0.25%
 Ratio of Net Investment Income to
  Average Net Assets                                       5.96%        5.76%        6.19%           6.26%
 Turnover Rate                                               66%          63%          30%             42%
=============================================================================================================

42

-------------------------------------------------------------------------------------------------------------
                                                                   VANGUARD INTERMEDIATE-TERM CORPORATE FUND
                                                                              INVESTOR SHARES
                                                                          YEAR ENDED JANUARY 31,
                                                -------------------------------------------------------------
                                                2001        2000         1999         1998            1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $10.07       $10.03       $ 9.72          $10.17
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .623         .627         .638            .639
 Net Realized and Unrealized Gain (Loss) on
  Investments                                              (.894)        .122         .321           (.430)
                                          -------------------------------------------------------------------
  Total from Investment Operations                         (.271)        .749         .959            .209
                                          -------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.623)       (.627)       (.638)          (.639)
 Distributions from Realized  Capital Gains                (.046)       (.082)       (.011)          (.020)
                                          -------------------------------------------------------------------
  Total Distributions                                      (.669)       (.709)       (.649)          (.659)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 9.13       $10.07       $10.03          $ 9.72
=============================================================================================================
TOTAL RETURN                                               -2.70%        7.73%       10.24%           2.29%
=============================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $1,475       $1,234         $899            $592
 Ratio of Total Expenses to Average Net Assets             0.25%        0.27%        0.26%           0.25%
 Ratio of Net Investment Income to
  Average Net Assets                                       6.60%        6.25%        6.51%           6.61%
 Turnover Rate                                               67%          71%          69%             85%
=============================================================================================================



-------------------------------------------------------------------------------------------------------------
                                                                                VANGUARD GNMA FUND
                                                                                  INVESTOR SHARES
                                                                              YEAR ENDED JANUARY 31,
                                                -------------------------------------------------------------
                                                2001        2000         1999         1998            1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $10.47       $10.48       $10.23          $10.45
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .669         .687         .718            .727
 Net Realized and Unrealized Gain (Loss) on
  Investments                                              (.760)        .002         .253           (.220)
                                          -------------------------------------------------------------------
  Total from Investment Operations                         (.091)        .689         .971            .507
                                          -------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.669)       (.687)       (.718)          (.727)
 Distributions from Realized Capital Gains                    --        (.012)       (.003)             --
                                          -------------------------------------------------------------------
  Total Distributions                                      (.669)       (.699)       (.721)          (.727)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $9.71       $10.47       $10.48          $10.23
=============================================================================================================
TOTAL RETURN                                               -0.89%        6.79%        9.86%           5.15%
=============================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    $12,228      $11,354       $8,894          $7,400
 Ratio of Total Expenses to Average Net Assets             0.27%        0.30%        0.31%           0.27%
 Ratio of Net Investment Income to
  Average Net Assets                                       6.63%        6.56%        6.97%           7.16%
 Turnover Rate                                                5%           7%           3%             12%
=============================================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                         VANGUARD LONG-TERM TREASURY FUND
                                                                                  INVESTOR SHARES
                                                                               YEAR ENDED JANUARY 31,
                                                -------------------------------------------------------------
                                                2001        2000         1999         1998            1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.42       $10.79       $ 9.84          $10.73
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .611         .629         .643            .655
 Net Realized and Unrealized Gain (Loss) on
  Investments                                             (1.560)        .630         .950           (.877)
                                          -------------------------------------------------------------------
  Total from Investment Operations                         (.949)       1.259        1.593           (.222)
                                          -------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.611)       (.629)       (.643)          (.655)
 Distributions from Realized Capital Gains                 (.120)          --           --           (.013)
                                          -------------------------------------------------------------------
  Total Distributions                                      (.731)       (.629)       (.643)          (.668)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 9.74       $11.42       $10.79          $ 9.84
=============================================================================================================
TOTAL RETURN                                              -8.41%       12.02%       16.85%          -1.85%
=============================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $1,178       $1,450       $1,061            $898
 Ratio of Total Expenses to Average Net Assets             0.28%        0.27%        0.27%           0.25%
 Ratio of Net Investment Income to
  Average Net Assets                                       5.98%        5.69%        6.38%           6.66%
 Turnover Rate                                               43%          22%          18%             31%
=============================================================================================================



-------------------------------------------------------------------------------------------------------------
                                                                        VANGUARD LONG-TERM CORPORATE FUND
                                                                                  INVESTOR SHARES
                                                                              YEAR ENDED JANUARY 31,
                                                -------------------------------------------------------------
                                                2001        2000         1999         1998            1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $9.38        $9.32        $8.71           $9.43
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .561         .582         .613            .619
 Net Realized and Unrealized Gain (Loss) on
   Investments                                            (1.245)        .266         .685           (.566)
                                          -------------------------------------------------------------------
  Total from Investment Operations                         (.684)        .848        1.298            .053
                                          -------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.561)       (.582)       (.613)          (.619)
 Distributions from Realized Capital Gains                 (.055)       (.206)       (.075)          (.154)
                                          -------------------------------------------------------------------
  Total Distributions                                      (.616)       (.788)       (.688)          (.773)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $8.08        $9.38        $9.32           $8.71
=============================================================================================================
TOTAL RETURN                                               -7.40%        9.52%       15.52%           0.86%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $3,681       $4,232       $3,720          $3,324
 Ratio of Total Expenses to Average Net Assets             0.30%        0.30%        0.32%           0.28%
 Ratio of Net Investment Income to
  Average Net Assets                                       6.59%        6.26%        6.87%           7.06%
 Turnover Rate                                                7%          43%          33%             30%
=============================================================================================================

44

--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD
 This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS FOR       TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular
INVESTOR SHARES            accounts; $1,000 for IRAs and custodial accounts
                           for minors.
                           TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.
                           Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

ACCOUNT MINIMUMS FOR       TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new
ADMIRAL SHARES             investors; $150,000 or $50,000 for existing investors
                           who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares).
                           TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.

HOW TO BUY SHARES          BY CHECK: Mail your check and a completed account
                           registration form to Vanguard. When adding to an
                           existing account, send your check with an Invest-
                           By-Mail form
                           detached from your last account statement. Make the
                           check payable to The Vanguard Group-- Fund number.
                           For fund numbers and addresses, see Contacting
                           Vanguard.
                           BY EXCHANGE PURCHASE: You can purchase shares with
                           the proceeds of a redemption  from another  Vanguard
                           fund.  All open Vanguard funds permit exchange
                           purchases  requested in writing. MOST  VANGUARD
                           FUNDS--OTHER   THAN  THE  STOCK AND BALANCED
                           INDEX-   ORIENTED FUNDS--ALSO ACCEPT EXCHANGE
                           PURCHASES REQUESTED ONLINE OR BY
                           TELEPHONE. See Other Rules You Should Know for specifics.
                           BY WIRE: Call Vanguard to purchase shares by wire.
                           See Contacting Vanguard.

YOUR PURCHASE  PRICE       You buy shares at a fund's  next-determined NAV
                           after Vanguard  accepts your
                           purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m.
                           Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

EARNINGS DIVIDENDS         You begin  earning  dividends on the next business
                           day after your trade date. When buying shares through a federal funds wire, however, you can begin earning dividends immediately by notifying Vanguard before 10:45 a.m., Eastern time that you intend to make a wire purchase that day.

PURCHASE RULES YOU         ADMIRAL SHARES. Please note that Admiral Shares are
SHOULD KNOW                NOT available to:
                            o SIMPLE IRAs and 403(b)(7) custodial accounts;
                            o Other   retirement   plan   accounts    receiving
                              special administrative   services   from
                              Vanguard;   or
                            o Accounts maintained by financial intermediaries,
                              except in limited circumstances.
                           THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
                           U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
                           LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
                           NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
                           FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.

46

CONVERTING SHARES
                           ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.


PRICING OF SHARE CLASS     If you convert from one class of shares to another,
CONVERSIONS                the transaction  will be based on the respective
                           share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared to that of your "old" shares.

IMMEDIATE CONVERSIONS
INTO ADMIRAL SHARES        You may convert  Investor  Shares into Admiral Shares
                           at any time if your
                           account balance in the Fund is at least $250,000.
                           Registered users of Vanguard.com may request a conversion to Admiral Shares online. Or, you may contact Vanguard by telephone or mail or request this transaction.

TENURE CONVERSIONS         THREE-YEAR PRIVILEGE. After three years in the Fund,
INTO ADMIRAL SHARES        you may convert Investor Shares into Admiral Shares
                           if your fund account balance is at least $150,000 and you are registered with Vanguard.com.
                           TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $50,000 and you are registered with Vanguard.com.
                             Registered users of Vanguard.com may request a
                           tenure conversion online. Or, you may contact
                           Vanguard by telephone or mail to request this transaction.

CONVERSIONS INTO           You may convert  Investor  Shares or Admiral Shares
INSTITUTIONAL SHARES       into Vanguard Short-Term Corporate Fund into
                           Institutional
                           Shares of the Fund, provided that account balance is at least $50 million. The Funds' Institutional
                           Shares are  offered through a separate prospectus.
                           Please contact Vanguard's Institutional Division for more information.

MANDATORY  CONVERSIONS     If an  investor  no longer  meets the  requirements
INTO INVESTOR SHARES       for Admiral Shares, the Fund may reclassify the
                           investor's Admiral Shares into Investor Shares. A decline in the investor's account balance due to market movement may result in such a conversion.
                           The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.

REDEEMING SHARES

HOW TO REDEEM SHARES       Be sure to check Other Rules You Should Know before
                           initiating your request.
                           ONLINE: Request a redemption through our website at Vanguard.com.
                           BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see
                           Contacting Vanguard.
                           BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.
                           BY WRITING A CHECK: If you've established the checkwriting service on you account, you can redeem shares by writing a check for $250 or more.

48


YOUR REDEMPTION  PRICE     You   redeem   shares  at  a  fund's next-determined
                           NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances . As long as your request is received before the close of regular trading on the New York Stock Exchange
                           (generally 4 p.m. Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.


EARNING DIVIDENDS          Shares  continue  earning  dividends until the next
                           business day after your trade date. There are two exceptions to this rule: (1) If you redeem shares by writing a check against your account, the shares will stop earning dividends on the day that your check posts to your account; (2) If you redeem shares with a same-day wire request before 10:45 a.m., Eastern time (available for money market funds only), the shares will stop earning dividends that same day.

TYPES OF REDEMPTIONS       CHECK REDEMPTIONS: Unless instructed otherwise,
                           Vanguard will mail you a check,  normally within two
                           business days of your trade date.
                           EXCHANGE REDEMPTIONS: You may instruct Vanguard to
                           apply the proceeds of your redemption to purchase
                           shares of another Vanguard fund. All open Vanguard
                           funds accept exchange redemptions requested in
                           writing. Most Vanguard
                           funds--other than the stock and balanced index-
                           oriented funds--also accept exchange redemptions
                           requested online or by telephone. See Other Rules You
                           Should Know for specifics.
                           WIRE REDEMPTIONS: When redeeming from a money market
                           fund,  bond fund, or the Preferred  Stock Fund, you
                           may instruct Vanguard to wire your redemption
                           proceeds to a previously designated bank account.
                           Wire redemptions are not  available  for  Vanguard's
                           other  funds.  The wire  redemption
                           option  is  not  automatic  ;  you  must establish
                           it  by   completing  a  special  form  or  the
                           appropriate  section of your account  registration.
                           Also, wire redemptions must be requested in writing or by telephone, not online. A $5 fee applies to wire redemptions under $5,000.
                           Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

                           Bond Funds and Preferred Stock Fund: For requests received at Vanguard by 4 p.m. Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU       SPECIAL ACCOUNTS. Special  documentation  may be
SHOULD KNOW                required  to redeem from certain  types of  accounts,
                           such as  trust,  corporate, non-profit, or
                           retirement accounts. Please call us before
                           attempting to redeem from these types of accounts.
                           POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves
                           the right to pay all or part of your redemption in-
                           kind--that is, in the form of  securities--if we
                           believe that a cash redemption   would   disrupt  the
                           fund's   operation  or performance.  Under these
                           circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
                           RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Van guard Fund
                           Express (R).
                           SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.
                           PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
                           NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
                           EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New
                           York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

50
OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS     AUTOMATIC. In setting up your account,  we'll
                           automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
                           TELE-ACCOUNT (TM). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele- Account to obtain a PIN, and allow seven days before using this service.
                           PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
                            o Ten-digit account number.
                            o Complete owner name and address.
                            o Primary Social Security or employer identification
                               number.
                            o Personal Identification Number (PIN), if
                              applicable.
                           SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.

                           SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE
                           EXCHANGES. To discourage market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM               REGISTRATION. You can use your  personal  computer to
                           review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
                           SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES.
                           To discourage  market-timing,  Vanguard's Stock Index
                           Funds, Growth  and  Income  Fund,  and  Balanced
                           Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS       "GOOD ORDER" REQUIRED. We reserve the right to reject
                           any written transaction instructions that are not in
                           "good order." This means that your instructions must
                           include:
                           o The fund name and account number.
                           o The amount of the transaction (in dollars or
                             shares).
                           o Signatures of all owners exactly as registered on
                             the account.
                           o Signature   guarantees,   if  required  for  the
                             type  of transaction.
                           * *For instance,  signature guarantees must be
                            provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address.

                                                                              51
RESPONSIBILITY FOR         Vanguard will not be responsible for any account
FRAUD                      losses due to fraud, so long as we reasonably believe
                           that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account state ments that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS            Please cash your  distribution  or redemption  checks
                           promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT          Because excessive account transactions can disrupt
ACTIVITY                   management of a fund and increase the fund's costs
                           for all shareholders, Vanguard limits account
                           activity as follows:
                           o You may make no more than two substantive "round
                             trips" through a non-money market fund during any 12-month period.
                           o Your round trips through a non-money market fund
                             must be at least 30 days apart.
                           o All funds may refuse share  purchases  at any time,
                             for any reason.
                           o Vanguard  reserves the right to revise or terminate
                             the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
                           A "round trip" is a redemption from a fund followed
                           by a purchase back into the same fund.  Also, a
                           "round  trip"  covers  transactions accomplished  by
                           any  combination  of  methods,   including
                           transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES      If you experience difficulty contacting Vanguard
                           online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING  WITH VANGUARD   You may  purchase  or sell  Investor  Shares  of most
THROUGH OTHER FIRMS        Vanguard funds through a financial  intermediary,
                           such as a bank, broker, or investment adviser.
                           HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL
                           INTERMEDIARY  IS RESTRICTED. PLEASE CONSULT YOUR
                           FINANCIAL  INTERMEDIARY TO DETERMINE WHETHER ADMIRAL
                           SHARES ARE AVAILABLE  THROUGH THAT FIRM.
                             If you invest  with  Vanguard  through an
                           intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.

52
LOW BALANCE  ACCOUNTS      All Vanguard  funds reserve the right to close any
                           nonretirement account whose balance falls below the minimum initial investment.
                             Vanguard deducts a $10
                           fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard STAR(TM) Fund). The fee is waived if your total Vanguard account assets are $50,000 or more.

FUND AND ACCOUNT UPDATES


PORTFOLIO SUMMARIES        We will send you quarterly portfolio summaries to
                           help you keep track of your accounts  throughout  the
                           year. Each summary shows the market value of your
                           account at the close   of  the   statement   period,
                           as   well   as  all distributions,  purchases,
                           sales, and  exchanges  for the current calendar year.


AVERAGE COST REVIEW        For most taxable accounts, average cost review
STATEMENTS                 statements will accompany the quarterly portfolio
                           summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method.

CONFIRMATION               Each time you buy, sell, or exchange shares, we will
STATEMENTS                 send you a statement confirming the trade date and
                           amount of your transaction.

TAX STATEMENTS             We will send you annual tax  statements to assist in
                           preparing your income tax returns. These statements, which are gener ally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.


REPORTS Fund financial reports about Vanguard Bond Funds will be mailed twice a year--in March and September. These comprehensive reports include an assessment of each fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a the fund's adviser reports, and the fund's financial statements, which include a listing of the fund's holdings.
                           To keep each funds' costs as low as possible
                           (so that you and other shareholders can keep more of the fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.


CONTACTING VANGUARD

ONLINE                     VANGUARD.COM
                           o Your best source of Vanguard news
                           o For fund,  account,  and service  information
                           o For most account  transactions
                           o For literature requests
                           o 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)   o For automated fund and account information
1-800-662-6273             o For  redemptions  by  check,  exchange,  or  wire
(ON-BOARD)                 o Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION       o For fund and service information
1-800-662-7447 (SHIP)      o For literature requests
(Text telephone at         o Business hours only
1-800-952-3335)

CLIENT SERVICES            o For account information
1-800-662-2739 (CREW)      o For most account transactions
(Text telephone at         o To arrange a wire transaction
1-800-749-7273)            o Business hours only

ADMIRAL SERVICE CENTER     o For Admiral account information
1-888-237-9949             o For most Admiral transactions
                           o Business hours only

INSTITUTIONAL DIVISION     o For information and services for large
1-888-809-8102               institutional investors
                           o Business hours only

VANGUARD ADDRESSES         REGULAR MAIL (INDIVIDUALS-CURRENT CLIENTS):
                           The Vanguard Group
                           P.O.  Box 1110
                           Valley Forge, PA 19482-1110

                           REGULAR MAIL (INSTITUTIONS):
                           The Vanguard Group
                           P.O. Box 2900
                           Valley Forge, PA 19482-2900

                           REGULAR MAIL (GENERAL INQUIRIES):
                           The Vanguard Group
                           P.O. Box 2600
                           Valley Forge, PA 19482-2600

                           REGISTERED OR EXPRESS MAIL:
                           The Vanguard Group
                           455 Devon Park Drive
                           Wayne, PA 19087-1815

FUND NUMBER         Always use these fund numbers when contacting Vanguard
                    about the Funds:
                    Short-Term Treasury-032 (Investor Shares) or
                    532 (Admiral Shares)
                    Short-Term Federal-049 (Investor Shares) or
                    549 (Admiral Shares)
                    Short-Term Corporate-039 (Investor Shares) or
                    539 (Admiral Shares)
                    Intermediate-Term Treasury-035 (Investor Shares) or
                    535 (Admiral Shares)
                    Intermediate-Term Corporate-071 (Investor Shares) or
                    571 (Admiral Shares)
                    GNMA-036 (Investor Shares) or
                    536 (Admiral Shares)
                    Long-Term Treasury-083 (Investor Shares) or 583 (Admiral
                    Shares)
                    Long-Term Corporate-028 (Investor Shares) or
                    568 (Admiral Shares)

GLOSSARY OF INVESTMENT TERMS


AVERAGE MATURITY
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade."

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Post office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd  like  more  information  about
Vanguard  Bond  Funds,  the  following
documents are available free
upon request:


ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional  information about the
Funds'  investments is available in
the Funds'annual and semiannual
reports to shareholders.  In the Funds'
annual report, you will find a
discussion of the market  conditions
and investment  strategies that
significantly affected the Funds'
performance during their last fiscal
year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The  current  annual and  semiannual
reports  and the SAI are
incorporated  by reference into
(and are thus legally a part of)
this prospectus.

All market indexes  referenced in
this prospectus are the exclusive
property of their respective owners.

To receive a free copy of the latest
annual or semiannual  report or the
SAI, or to  request  additional
information  about the Funds or other
Vanguard  funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
Internet site at http://www.sec.gov,
or you can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Funds' Investment Company Act file
number: 811-2368

(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


P028 052001

VANGUARD(R) SHORT-TERM
CORPORATE FUND

INSTITUTIONAL SHARES--MAY 29, 2001


THIS PROSPECTUS
CONTAINS FINANCIAL DATA
FOR THE FUND THROUGH
THE FISCAL YEAR ENDED
JANUARY 31, 2001.

BOND
PROSPECTUS

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[A MEMBER OF
THE VANGUARD GROUP LOGO]

VANGUARD SHORT-TERM CORPORATE FUND
INSTITUTIONAL SHARES
Prospectus
May 29, 2001

A Bond Mutual Fund

--------------------------------------------------------------------------------
CONTENTS

 1 FUND PROFILE                         15 INVESTING WITH VANGUARD

 3 ADDITIONAL INFORMATION                15 Buying Shares

 4 MORE ON THE FUND                      16 Converting Shares

 10 THE FUND AND VANGUARD                16 Redeeming Shares

 10 INVESTMENT ADVISER                   18 Other Rules You Should Know

 11 DIVIDENDS AND TAXES                  20 Fund and Account Updates

 13 SHARE PRICE                          20 Contacting Vanguard

 13 FINANCIAL HIGHLIGHTS                GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk (R)" explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASSES
The  Short-Term  Corporate  Fund  features  three  separate  classes  of shares:
Investor Shares, Admiral Shares, and Institutional Shares. This prospectus offers the Fund's Institutional Shares, which have an investment minimum of $50 million and generally are not available through financial intermediaries or retirement plans receiving special administrative services from Vanguard. Please call Vanguard at 1-800-662-7447 to obtain a separate prospectus that offers the Fund's Investor Shares and Admiral Shares.
     The Fund's separate share classes have different expenses; as a result, their investment performances will vary. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INSTITUTIONAL SHARES, UNLESS OTHERWISE NOTED.
--------------------------------------------------------------------------------

                                                                               1
FUND PROFILE


INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, mainly short-term and intermediate-term corporate bonds. The Fund also invests to a limited extent in non-investment-grade and unrated fixed income securities, mainly short-term and intermediate-term corporate bonds. High-quality bonds are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's Baa1, Baa2, or Baa3; non-investment-grade bonds are those rated the equivalent of Moody's Ba1 or below; unrated bonds are those that are not rated by any independent rating agency. The Fund may invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund is expected to maintain a dollar-weighted average maturity of between one and three years. For more information, see "Security Selection" under MORE ON THE FUND.

PRIMARY RISKS
The Fund is designed as a low-risk investment, but you could still lose money by investing in it. The Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be low for the Fund because it invests mainly in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of longer-term bonds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund, because it invests mainly in bonds that are considered high-quality.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of a relevant market index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

                                                                           2
              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              [SCALE -20% -- +40%]
                          1998             6.69%
                          1999             3.43%
                          2000             8.29%
              ----------------------------------------------------
              The Fund's year-to-date return as of the most recent
              calendar quarter ended March 31, 2001, was X.XX%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was X.XX% (quarter ended month, dd, yyyy), and the lowest return for a quarter was X.XX% (quarter ended month, dd, yyyy).


    -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
    -------------------------------------------------------------------------
                                                 1 YEAR      SINCE INCEPTION*
    -------------------------------------------------------------------------
      Vanguard Short-Term Corporate Fund
       Institutional Shares                       8.29%          6.18%
      Lehman Brothers 1-5 Year U.S. Credit
       Index                                      8.48%          6.41%
    -------------------------------------------------------------------------
      *September 30, 1997.
    -------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None*
      Exchange Fee:                                                      None


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.09%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.11%

      *A $5 fee applies to wire redemptions under $5,000.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT

                                 FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Short-Term Corporate Fund's Institutional Shares expense ratio in fiscal year 2001 was X.XX%, or $X.XX per $1,000 of average net assets. The average short-term domestic bond mutual fund had expenses in 2000 of X.XX%, or $X.XX per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

               -------------------------------------------------
                1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                 $11          $36        $62          $140
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        MINIMUM INITIAL INVESTMENT
Dividends are declared daily and distributed on    $50 million
the first business day of each month; capital
gains, if any, are distributed annually in         NEWSPAPER ABBREVIATION
December.                                          STCorInst

INVESTMENT ADVISER                                 VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,             858
since inception
                                                   CUSIP NUMBER
INCEPTION DATE                                     922031877
October 29, 1982; Institutional Shares added
September 30, 1997                                 TICKER SYMBOL
                                                   VFSIX
NET ASSETS (INVESTOR AND INSTITUTIONAL SHARES) AS
OF JANUARY 31, 2001
$XX billion
--------------------------------------------------------------------------------


MORE ON THE FUND

This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG]symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
     Finally, you'll find information on other important features of the Fund.


MARKET EXPOSURE
The Fund invests mainly in bonds. As a result, it is subject to certain risks.

[FLAG]THE FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE  THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BOND FUNDS, AND LEAST FOR LONG-TERM BOND FUNDS.

Changes in interest rates can affect bond prices as well as bond income.

[FLAG]THE FUND IS SUBJECT TO INTEREST  RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BOND FUNDS, AND HIGH FOR LONG-TERM BOND FUNDS.

                                                                               5
--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
--------------------------------------------------------------------------------

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on a bond with a face value of $1,000.


       -----------------------------------------------------------------
                       HOW INTEREST RATE CHANGES AFFECT THE
                            VALUE OF A $1,000 BOND*
       -----------------------------------------------------------------
                                AFTER A    AFTER A   AFTER A     AFTER
                                   1%         1%        2%        A 2%
       TYPE OF BOND (MATURITY)  INCREASE  DECREASE  INCREASE    DECREASE
       -----------------------------------------------------------------
       Short-Term (2.5 years)     $978     $1,023     $956      $1,046
       -----------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or the Fund in particular.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher interest income; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------



[FLAG]THE FUND IS SUBJECT TO CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER
     WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

6

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY


A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade."
--------------------------------------------------------------------------------



SECURITY SELECTION

     Since the Fund invests primarily in high-quality bonds, credit risk should be low for the Fund. The dollar-weighted average credit quality of the Fund's holdings, as rated by Moody's Investors Service, Inc., was A1 as of January 31, 2001.
     The following table details the Fund's credit quality policies, which apply at the time of investment. The Fund may hold onto bonds that are downgraded after purchase, even if they would no longer be eligible as new investments for the Fund.


------------------------------------------------------------------------------------------------
             CREDIT RATINGS OF THE FUND'S INVESTMENTS (PERCENTAGE OF FUND ASSETS)
------------------------------------------------------------------------------------------------
  ISSUED OR BACKED BY U.S.                                                               NON-
   GOV'T AND ITS AGENCIES        HIGH OR HIGHEST                                     INVESTMENT-
    OR INSTRUMENTALITIES             QUALITY            UPPER MEDIUM      MEDIUM        GRADE
                                   (NON-GOV'T)            QUALITY        QUALITY     OR UNRATED
------------------------------------------------------------------------------------------------
            ----------------At least 65%----------------                No more         No more
                                                                        than 30%        than 5%
------------------------------------------------------------------------------------------------


The Fund may invest no more than 30% of its assets in medium-quality bonds, preferred stocks, and convertible securities, and no more than 5% of its assets in non-investment-grade and unrated bonds, preferred stocks, and convertible securities.
     To a limited extent, the Fund is exposed to event risk, which is the chance that corporate fixed income securities held by the Fund may suffer a substantial decline in credit quality and market value because of a corporate restructuring.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                TYPES OF BONDS
Bonds are issued (sold) by many sources: Corporations issue corporate bonds; the federal government issues U.S. Treasury bonds; agencies of the federal government issue agency bonds; and mortgage holders issue "mortgage-backed" pass-through certificates such as those issued by the Government National Mortgage Association (GNMAs). Each issuer is responsible for paying back the bond's initial value as well as making periodic interest payments.
--------------------------------------------------------------------------------


[FLAG]THE FUND IS SUBJECT TO MANAGER RISK,  WHICH IS THE CHANCE THAT THE ADVISER
     WILL DO A POOR JOB OF SELECTING SECURITIES.

                                                                               7
OTHER INVESTMENT POLICIES AND RISKS

     Although the Fund invests primarily in corporate debt securities, it may invest in other types of instruments. The list below shows, at a glance, the types of financial instruments that may be purchased by the Fund. Explanations of each type of financial instrument follow the list.
 Corporate Debt
 U.S. Government and Agency Bonds
 State and Municipal Bonds
 Cash Investments
 Futures, Options, and Other Derivatives
 Asset-Backed Securities
 International Dollar-Denominated Bonds
 Preferred Stocks
 Convertible Securities
 Collateralized Mortgage Obligations (CMOs)
 Restricted or Illiquid Securities

- Corporate debt obligations--usually called bonds--represent loans by an investor to a corporation.
- U.S. government and agency bonds represent loans by an investor to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
- State and Municipal bonds represent loans by an investor to a state or municipal government, or one of their agencies or instrumentalities.
- Cash investments is a blanket term that describes a variety of short-term fixed income investments, including money market instruments, commercial paper, bank certificates of deposit, banker's acceptances, and repurchase agreements. Repurchase agreements represent short-term (normally overnight) loans by the Fund to commercial banks or large securities dealers.
- Futures, options, and other derivatives may represent up to 20% of the Fund's total assets. These investments may be in bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives. For this reason, the Fund will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The reasons for which the Fund will invest in futures and options are:
-- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
-- To reduce the Fund's transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

[FLAG]THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES.  DERIVATIVES MAY
     INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, TRADITIONAL INVESTMENTS.

8

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------



- Asset-backed securities are bonds that represent partial ownership in pools of consumer or commercial loans--most often credit card, automobile, or trade receivables. Asset-backed securities are issued by entities formed solely for that purpose, but their value ultimately depends on repayments by underlying borrowers. A primary risk of asset-backed securities is that their maturity is difficult to predict and driven by borrowers' prepayments.
- International dollar-denominated bonds are bonds denominated in U.S. dollars and issued by foreign governments and companies. To the extent that it owns foreign bonds, the Fund is subject to country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets. Because the bond's value is designated in dollars rather than in the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes the risk, usually to attract American investors.
- Preferred stocks distribute set dividends from the issuer. The preferred stock holder's claim on the issuer's income and assets ranks before that of common stock holders, but after that of bond holders.
- Convertible securities are bonds or preferred stocks that are convertible into, or exchangeable for, common stocks.
- Collateralized mortgage obligations (CMOs) are special bonds that are collateralized by mortgages or mortgage pass-through securities. Cash flow rights on underlying mortgages--the rights to receive principal and interest payments--are divided up and prioritized to create short-, intermediate-, and long-term bonds. CMOs rely on assumptions about the timing of cash flows on the underlying mortgages, including expected prepayment rates. The primary risk of a CMO is that these assumptions are wrong, which would either shorten or lengthen the bond's maturity. The Fund will invest only in CMOs that are believed to be consistent with its maturity and credit-quality standards.
- Illiquid securities are securities that the Fund may not be able to sell in the ordinary course of business. The Fund may invest up to 15% of its assets in these securities. Restricted securities are a special type of illiquid security; these securities have not been publicly-issued and legally can be resold only to qualified institutional buyers. From time to time, the board of trustees may determine that particular restricted securities are NOT illiquid, and those securities may then be purchased by the Fund without limit.
     The Fund may temporarily depart from its normal investment policies--for instance, by investing substantially in cash investments--in response to extraordinary market, eco-nomic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.
     The Fund is generally managed without regard to tax ramifications.

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading. Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
- Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone or fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
- Certain Vanguard funds charge transaction fees on purchases and/or redemptions oftheir shares.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE

Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historic turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. Shorter-term bonds will mature or be sold--and need to be replaced--more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of January 31, 2001, the average turnover rate for all passively managed domestic equity funds was approximately XX%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

10

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $540 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Fund's adviser through its Fixed Income Group. As of January 31, 2001, Vanguard served as adviser for about $XXX billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the control of the trustees and officers of the Fund.
     For the fiscal year ended January 31, 2001, the advisory expenses represented an effective annual rate of X.XX% of the Fund's average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's portfolio securities, and to obtain the best available price and most favorable execution for all transactions. Also, the Fund may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.
     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Fund.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER

The managers primarily responsible for overseeing the Fund's investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed-income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

ROBERT F. AUWAERTER, Principal of Vanguard. He has managed portfolio investments since 1979; has been with Vanguard since 1981; and has managed the Fund since 1983. Education: B.S., University of Pennsylvania; M.B.A., Northwestern University.
--------------------------------------------------------------------------------




DIVIDENDS, CAPITAL GAINS, AND TAXES


FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest), as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------




BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.

12

- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.
- Any conversion between classes of shares of the same fund is a non-taxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not:
-    provide us with your correct taxpayer identification number;
-    certify that the taxpayer identification number is correct; and
-    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review the area entitled "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            "BUYING A CAPITAL GAIN"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

                                                                              13
SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund will not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent the Fund's foreign securities trade on markets that are open.
     Bonds held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When pricing service information or market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair value pricing is used, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds."


FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance since inception, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

14

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Fund began fiscal 2001 with a net asset value (price) of $10.00 per share. During the year, the Fund earned $X.XX per share from investment income (interest and dividends). There was a decline of $XX per share in the value of investments held or sold by the Fund, resulting in a net decline of $XX from investment operations.

Shareholders received $X.XX per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

Investment losses ($XX per share) plus the distributions ($X.XX per share) resulted in a share price of $XX.XX at the end of the year. This was a decrease of $XX per share (from $XX.XX at the beginning of the year to $XX.XX at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was XX.XX% for the year.

As of January 31, 2001, the Fund had $XX million in net assets. For the year, its expense ratio was X.XX% ($X.XX per $1,000 of net assets); and its net investment income amounted to 0.XX% of its average net assets. It sold and replaced securities valued at X.XX% of its net assets.
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------
                                                        VANGUARD SHORT-TERM CORPORATE FUND
                                                                  YEAR ENDED JAN. 31,
                                            ------------------------------------------------------------
                                                                                       SEP. 30, 1997* TO
                                               2001        2000           1999             JAN. 31, 1998
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                                     $10.86         $10.87                    $10.80
--------------------------------------------------------------------------------------------------------
 INVESTMENT OPERATIONS
 Net Investment Income                                     .673           .673                      .229
 Net Realized and Unrealized Gain
  (Loss)on Investments                                    (.370)         (.010)                     .070
                                            ------------------------------------------------------------
  Total from Investment Operations                         .303           .663                      .299
                                            ------------------------------------------------------------
DISTRIBUTIONS
 Dividends from NetInvestment
  Income                                                 (.673)         (.673)                    (.229)
 Distributions from Realized
  Capital Gains                                              --             --                        --
                                            ------------------------------------------------------------
  Total Distributions                                    (.673)         (.673)                    (.229)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $10.49         $10.86                    $10.87
========================================================================================================
TOTAL RETURN                                              2.89%          6.28%                     2.79%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period
  (Millions)                                               $434           $421                      $263
 Ratio of Total Expenses to Average
  Net Assets                                              0.13%          0.15%                   0.15%**
 Ratio of Net Investment Income to
  Average Net Assets                                      6.31%          6.19%                   6.28%**
 Turnover Rate+                                             52%            46%                       45%
========================================================================================================
*September 30, 1997 (inception) through January 31, 1998.
** Annualized.

--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD
This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------




BUYING SHARES


ACCOUNT MINIMUMS FOR INSTITUTIONAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $50 million .
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire. Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--858. For addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS--OTHER THAN THE STOCK AND BALANCED INDEX-ORIENTED FUNDS--ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY TELEPHONE. See Other Rules You Should Know for specifics.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

EARNING DIVIDENDS
You begin earning dividends on the next business day after your trade date. When buying shares through a federal funds wire, however, you can begin earning dividends immediately by notifying Vanguard before 10:45 a.m., Eastern time, that you intend to make a wire purchase that day.

16

PURCHASE RULES YOU SHOULD KNOW
^THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.


CONVERTING SHARES

ANY  CONVERSION  BETWEEN  CLASSES  OF SHARES  OF THE SAME FUND IS A  NON-TAXABLE
EVENT.

PRICING OF SHARE CLASS CONVERSIONS
     If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares that you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared to that of your "old" shares.

CONVERSION FROM INVESTOR SHARES OR ADMIRAL SHARES
You may convert Investor Shares or Admiral Shares of the Fund into Institutional Shares of the Fund, provided that your fund account balance is at least $50 million.

MANDATORY CONVERSIONS INTO INVESTOR SHARES OR ADMIRAL SHARES
If an investor no longer meets the requirements for Institutional Shares, the Fund may reclassify the investor's Institutional Shares into Investor Shares or Admiral Shares, as appropriate. A decline in the investor's account balance due to market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares or Admiral Shares.


REDEEMING SHARES


HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.

                                                                              17
ONLINE: Request a redemption through our website at Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

EARNING DIVIDENDS
Shares continue earning dividends until the next business day after your trade date.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the stock and balanced index-oriented funds--also accept exchange redemptions requested online or by telephone. See Other Rules You Should Know for specifics.
^WIRE REDEMPTIONS. When redeeming from a money market fund, bond fund, or Vanguard Preferred Stock Fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.
Bond Funds and Preferred Stock Fund: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circum-

18

stances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.


OTHER RULES YOU SHOULD KNOW


TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
^TELE-ACCOUNT(TM). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
 - Ten-digit account number.
 - Complete owner name and address.
 - Primary Social Security or employer identification number.
 - Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
^SOME  VANGUARD  FUNDS  DO  NOT  PERMIT  TELEPHONE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME   VANGUARD   FUNDS  DO  NOT  PERMIT   ONLINE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
 - The fund name and account number.
 - The amount of the transaction (in dollars or shares).
 - Signatures of all owners exactly as registered on the account.
 - Signature guarantees, if required for the type of transaction.*
*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A NON-MONEY- MARKET FUND during any 12-month period.
- Your round trips through a non-money-market fund must be at least 30 days apart.
-    All funds may refuse share purchases at any time, for any reason.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.


FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES

20

We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW STATEMENTS
For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method.

CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

REPORTS
Fund financial reports about Vanguard Short-Term Corporate Fund Institutional Shares will be mailed twice a year--in March and September. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, the Fund's adviser reports, and the Fund's financial statements, which include a listing of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one Fund report to that address instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.


CONTACTING VANGUARD


ONLINE
VANGUARD.COM
n Your best source of Vanguard news
n For fund, account, and service information n For most account transactions n For literature requests n 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)

- For automated fund and account information
- For redemptions by check, exchange, or wire
- Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
- For fund and service information
- For literature requests
- Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
- For account information
- For most account transactions
- Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
- For information and services for large institutional investors
- Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBER

22
Always use this fund number when contacting us about
Vanguard Short-Term Corporate Fund Institutional Shares--858.

GLOSSARY OF INVESTMENT TERMS


AVERAGE MATURITY
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade."

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Short-Term Corporate
Fund Institutional Shares, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional  information about the
Funds'  investments is available in
the Funds'annual and semiannual
reports to shareholders.  In the Funds'
annual report, you will find a
discussion of the market  conditions
and investment  strategies that
significantly affected the Funds'
performance during their last fiscal
year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The  current  annual and  semiannual
reports  and the SAI are
incorporated  by reference into
(and are thus legally a part of)
this prospectus.

All market indexes  referenced in
this prospectus are the exclusive
property of their respective owners.

To receive a free copy of the latest
annual or semiannual  report or the
SAI, or to  request  additional
information  about the Funds or other
Vanguard  funds, please contact us
as follows:


If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of Vanguard's
Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
Internet site at http://www.sec.gov,
or you can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Funds' Investment Company Act file
number: 811-2368

(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I858 052001

                                     PART B


                   VANGUARD(R) FIXED INCOME SECURITIES FUND
                                  (THE TRUST)


                      STATEMENT OF ADDITIONAL INFORMATION




                                  MAY 29, 2001


This Statement is not a prospectus but should be read in conjunction with the trust's current Prospectuses dated May 29, 2001. To obtain, without charge, a Prospectus or the most recent Annual Report to Shareholders, which contains the Funds' Financial Statements as hereby incorporated by reference, please call:




         VANGUARD INVESTOR INFORMATION DEPARTMENT 1-800-662-7447 (SHIP)
                               TABLE OF CONTENTS

                                                                   PAGE
DESCRIPTION OF THE TRUST ......................................... B-1
INVESTMENT POLICIES .............................................. B-3
PURCHASE OF SHARES ............................................... B-8
SHARE PRICE ...................................................... B-8
REDEMPTION OF SHARES ............................................. B-8
FUNDAMENTAL INVESTMENT LIMITATIONS ............................... B-9
MANAGEMENT OF THE FUNDS .......................................... B-10
INVESTMENT ADVISORY SERVICES ..................................... B-13
PORTFOLIO TRANSACTIONS ........................................... B-15
YIELD AND TOTAL RETURN ........................................... B-16
FINANCIAL STATEMENTS ............................................. B-18
COMPARATIVE INDEXES............................................... B-19
OTHER DEFINITIONS ................................................ B-20
APPENDIX--DESCRIPTION OF SECURITIES AND RATINGS .................. B-21

                            DESCRIPTION OF THE TRUST


ORGANIZATION



The trust was organized as Westminster Fixed Income Securities Fund, a Maryland corporation, in1972. It was reorganized as a Pennsylvania business trust in 1984, then reorganized as a Maryland corporation in 1985 and, finally,
reorganized  as  a  Delaware   business  trust  in  May,  1998.   Prior  to  its
reorganization as a Delaware business trust, the Trust was known as Vanguard Fixed Income Securities Fund, Inc. The trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, management investment company. The trust currently offers the following funds and classes of shares:




                                                     SHARE CLASSES
FUND*                                    INVESTOR      ADMIRAL     INSTITUTIONAL
Vanguard GNMA Fund..........                 Yes          Yes            No
Vanguard Short-Term Corporate Fund           Yes          Yes            Yes
Vanguard Long-Term Treasury Fund             Yes          Yes            No
Vanguard Short-Term Treasury Fund            Yes          Yes            No
Vanguard Intermediate-Term Treasury Fund     Yes          Yes            No
Vanguard Long-Term Corporate Fund.......     Yes          Yes            No
Vanguard Short-Term Federal Fund........     Yes          Yes            No
Vanguard Intermediate-Term Corporate Fund    Yes          Yes            No
Vanguard High-Yield Corporate Fund......     Yes           No            No
Vanguard Inflation-Protected Securities Fund Yes           No            No

                   * (each, a Fund; collectively, the Funds)

Each of the Funds, except the Inflation-Protected Securities Fund, "diversified" as that term is defined in Section 5(b) of the 1940 Act. The Inflation-Protected Securities Fund is non-diversified. The trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the trust may issue for a particular fund or class of shares.



SERVICE PROVIDERS



     CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, New York 11245, and First Union, PA4943, 530 Walnut Street, Philadelphia, Pennsylvania 19106 serve as the Funds' custodians. The custodians are responsible for maintaining the Funds' assets and keeping all necessary accounts and records of Fund assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania, 19103-7042, serves as the Funds' independent accountants. The accountants audit financial statements for the Funds and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.


CHARACTERISTICS OF THE FUNDS' SHARES


     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of a Fund. Each Fund or class may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund or class. Unless terminated by reorganization or liquidation, each Fund and each class will continue indefinitely.

     SHAREHOLDER LIABILITY. The trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of each Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or fund; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of the trust's net assets, and to change any fundamental policy of a Fund. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are non-cumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the Fund's net assets. In the event a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are attributable to the class.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of the Funds.

     CONVERSION RIGHTS. Shareholders of a Fund may convert their Shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION PROVISIONS. The Funds' redemption provisions are described in their current prospectuses and elsewhere in this Statement of Additional information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. Each Fund's shares, when issued, are fully paid and non-assessable.


TAX STATUS OF THE FUNDS


Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.



                              INVESTMENT POLICIES

The following policies supplement the investment policies set forth in the Funds' Prospectuses:


REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Fund's board of trustees of the trust will monitor a Fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the advisers acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures.


LENDING OF SECURITIES

Each Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the rules or interpretations of the Commission thereunder. These provisions limit the amount of securities a Fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Funds' board of trustees.

     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.


VANGUARD INTERFUND LENDING PROGRAM

The Commission has issued an exemptive order permitting the Funds and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.


TEMPORARY INVESTMENTS

Each Fund may take temporary defensive measures that are inconsistent with its normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions. Such measures could include investments in (a) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and (d) other money market instruments. There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.



ILLIQUID SECURITIES


Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     Each Fund may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers or after they have been held for a number of years, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees of the trust. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933 (the 1933 Act). While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the board oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.


FOREIGN INVESTMENTS

As indicated in the prospectuses, certain Funds may invest in foreign securities to a limited extent. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.


     FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Funds may make or enter into will be subject to the special currency rules described above.

     COUNTRY RISK. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

     Although the Funds will endeavor to achieve most favorable execution costs in its portfolio transactions in foreign securities, commissions on many foreign stock exchanges are generally higher than commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of the Fund's foreign securities will be somewhat greater than the expenses for the custodial arrangement for handling U.S. securities of equal value.

     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income the Fund receives from its foreign investments.

     FUTURES CONTRACTS AND OPTIONS. Each Fund may enter into futures contracts, options, and options on futures contracts for several reasons: to simulate full investment in the underlying securities while retaining a cash balance for Fund management purposes, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been sold, or selling a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. A Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.

     Although techniques other than the sale and purchase of futures contracts could be used to control each Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to hedge it effectively.

     Each Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. Additionally, a Fund incurs the risk that its adviser will incorrectly predict future interest rate trends. However, because the futures strategies of the Funds are engaged in only for hedging purposes, the Advisers do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Funds would presumably have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Each Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts\\^\\as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or foreign currencies, or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     A Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

     OTHER TYPES OF DERIVATIVES. In addition to bond futures contracts and options, each Fund may invest in other types of derivatives, including swap agreements. Swap agreements can be structured in a variety of ways and are known by many different names. In a typical swap agreement, the Fund negotiates with a counterparty to trade off investment exposure to a particular market factor, such as interest rate movements or the credit quality of a bond issuer. Based on the terms of the swap, the Fund may either receive from or make payments to the counterparty on a regular basis.

     Depending on how they are used, swap agreements have the potential to increase or decrease the Funds' investment risk. The Funds will invest in swap agreements only to the extent consistent with their respective investment objectives and policies.


                               PURCHASE OF SHARES

Each Fund reserves the right in its sole discretion: (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Fund's shares.


                                  SHARE PRICE


     The net asset value (or NAV) for each share class of each Fund is calculated by dividing net assets attributed to each share class by the total number of shares outstanding for each share class. The net asset value is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading.

     Portfolio securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price or the official closing price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Short term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the board of trustees deems in good faith to reflect fair value.

     The share price for each Fund can be found daily in the mutual fund listings of most major newspapers under the heading of "Vanguard Funds".


                              REDEMPTION OF SHARES


Each Fund may suspend redemption privileges or postpone the date of payment: (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as deter-mined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid in whole or in part, in readily marketable investment securities or in cash, as the trustees may deem advisable; however, payment will be made wholly in cash unless the trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectuses under "Share Price" and a redeeming shareholder would normally incur brokerage expenses if he converted these securities to cash.

     No charge is made by a Fund for redemptions (except for Vanguard High-Yield Corporate Fund, which charges a redemption fee of 1% if shares held for less than one year are redeemed). Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.


                       FUNDAMENTAL INVESTMENT LIMITATIONS


Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) 67% or more of the shares voted, so long as more than 50% of the Fund's outstanding shares are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares.


     BORROWING. A Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. A Fund may not invest in commodities, except that it may invest in bond (stock) futures contracts, bond (stock) options and options on bond (stock) futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of their total assets, each Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID OR RESTRICTED SECURITIES. A Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. A Fund may not invest more that 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. *A Fund may not invest in a company for purposes of controlling its management.

     INVESTMENT COMPANIES. *A Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. A Fund may not lend money to any person except (i) by purchasing bonds or other debt securities or by entering into repurchase agreements; (ii) by lending its portfolio securities; and (iii) to another Vanguard fund through Vanguard's interfund lending program.

     MARGIN. *A Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     OIL, GAS, MINERALS. *A Fund may not invest in interests in oil, gas or other mineral exploration or development programs.

     PLEDGING ASSETS. *A Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

     SENIOR SECURITIES. *A Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. A Fund may not engage in the business of underwriting securities issued by other persons. A Fund will not be considered an underwriter when disposing of its investment securities.

     UNSEASONED COMPANIES. *A Fund may not invest more than 5% of its total assets in companies that have less than three years operating history (including the operating history of any predecessors).

     WARRANTS. *A Fund may not purchase or sell warrants, put options or call options.

     The investment limitations set forth above are considered at the time that investment securities are purchased. If a percentage restriction is adhered to at the time of purchase, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

     * These limitations are non-fundamental for Vanguard Inflation-Protected Securities Fund and therefore may be changed by the board of trustees without a shareholder vote.

     None of these limitations prevents a Fund from participating in The Vanguard Group, Inc. (Vanguard). As members of The Vanguard Group of Investment Companies, the Funds may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirement. See "Management of the Funds" for more information.


                            MANAGEMENT OF THE FUNDS


OFFICERS AND TRUSTEES


The Officers of the Funds manage their day-to-day operations and are responsible to the Funds' board of trustees. The trustees set broad policies for each Fund and choose its officers. The following is a list of the trustees and officers of the Funds and a statement of their present positions and principal occupations during the past five years. As a group, the Funds' trustees and officers own less than 1% of the outstanding shares of each Fund . Each Trustee also serves as a director of The Vanguard Group, Inc., and as a trustee of each of the 109 funds administered by Vanguard (107 in the case of Mr. Malkiel and 99 in the case of Mr. MacLaury). The mailing address of the trustees and officers of the Funds is Post Office Box 876, Valley Forge, PA 19482.


JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer, and Trustee Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

CHARLES D. ELLIS, (DOB): 10/23/37) Trustee
Retired Managing Partner of Greenwich Associates (International Business Strategy Consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson & Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co.,The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentania, Gestion, BKF Capital (Investment Management), The Jeffrey Co. (Holding Company), NeuVis, Inc. (Software Co.), and Select Sector SPDR Trust (Exhange-Traded Mutual Fund).

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (Machinery/ Coal/Appliances), and Director of the BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals).

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Retired Chairman and CEO of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co.

(Diesel Engines), The Mead Corp. (Paper Products), and AmeriSource Health Corp. (Pharmaceutical Distribution); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.




* Officers of the Funds are "interested persons" as defined in the 1940 Act.


THE VANGUARD GROUP

Each Fund is a member of The Vanguard Group of Investment Companies which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Fund and the other funds in the Group obtain at cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain of the Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings and equipment. Each fund pays its share of Vanguard's net expenses which are allocated among the funds under methods approved by the Board of Trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.

     Vanguard and the Funds' advisers have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the Funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by the Funds, but place substantive and procedural restrictions on their trading activities. For example, the Codes require that access persons receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the Funds.


     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard capital. At January 31, 2001, each Fund had contributed capital representing .% of each Fund's net assets. The total amount contributed by the Funds was $., which represented .% of Vanguard's capitalization. The Funds' Service Agreement provides for the following arrangement: (1) each Vanguard fund may be called upon to invest a maximum of 0.40% of its assets in Vanguard, and (2) there is no restriction on the maximum cash investment that the Vanguard funds may make in Vanguard.


     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc. provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The trustees and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each fund, and whether to organize new investment companies.

     One-half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon their relative net assets. The remaining one half of these expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a Group, provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no fund shall incur annual distribution expenses in excess of 0.20 of 1% of its average month-end net assets.



     During the fiscal years ended January 31, 1999, 2000, and 2001, the Funds incurred the following approximate amounts of The Vanguard Group's management (including transfer agency), distribution, and marketing expenses.




FUND                                                 1999         2000         2001
----                                                 ----         ----         ----
Vanguard GNMA Fund                            $16,285,000  $16,825,000
Vanguard High-Yield Corporate Fund             $7,817,000   $8,522,000
Vanguard Intermediate-Term Treasury Fund       $2,292,000   $2,169,000
Vanguard Intermediate-Term Corporate Fund      $1,890,000   $2,202,000
Vanguard Long-Term Treasury Fund               $1,378,000   $1,449,000
Vanguard Long-Term Corporate Fund              $5,628,000   $5,205,000
Vanguard Short-Term Treasury Fund              $1,271,000   $1,466,000
Vanguard Short-Term Corporate Fund             $7,287,000   $5,270,000
Vanguard Short-Term Federal Fund               $1,889,000   $1,928,000
Vanguard Inflation-Protected Securities Fund          N/A          N/A




INVESTMENT ADVISORY SERVICES


Vanguard provides investment advisory services to several Vanguard funds, including all of the Funds that comprise the trust, except GNMA Fund, Long-Term Corporate Fund, and High-Yield Corporate Fund. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the funds utilizing these services.


TRUSTEE COMPENSATION

The same individuals serve as trustees of all Vanguard funds (with two exceptions, which are noted in the table appearing on the following page), and each fund pays a proportionate share of the trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent trustees--that is, the ones who are not also officers of the fund--in three ways:

 .    The  independent  trustees  receive an annual fee for their  service to the funds, which is subject to reduction based on absences from scheduled board meetings.

 .    The  independent  trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

 .    Upon retirement,  the independent  trustees receive an aggregate annual fee of $1,000 for each year served on the board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each trustee's death.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the fund for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard funds.


                                              PENSION OR
                                              RETIREMENT                               TOTAL
                                           BENEFITS ACCRUED                        COMPENSATION
                           AGGREGATE       AS PART OF THIS    ESTIMATED ANNUAL   FROM ALL VANGUARD
                          COMPENSATION          FUND'S         BENEFITS UPON       FUNDS PAID TO
NAMES OF TRUSTEES       FROM THIS FUND(1)     EXPENSES(1)        RETIREMENT         TRUSTEES(2)
----------------------------------------------------------------------------------------------------
John J. Brennan              None               None                None                None
Charles D. Ellis               N/A               N/A             $15,000                 N/A
JoAnn Heffernan Heisen       $6,190             $341             $15,000             $80,000
Bruce K. MacLaury            $6,413             $579             $12,000             $75,000
Burton G. Malkiel            $6,235             $564             $15,000             $80,000
Alfred M. Rankin, Jr.        $6,190             $413             $15,000             $80,000
James O. Welch, Jr.          $6,190             $603             $15,000             $80,000
J. Lawrence Wilson           $6,190             $436             $15,000             $80,000

---------


(1) The amounts shown in this column are based on the Fund's fiscal year ended October 31, 2000.
(2) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 109 Vanguard funds (107 in the case of Mr. Malkiel; 99 in the case of Mr. MacLaury).
(3)  Mr. Ellis joined the Fund's board effective January 31, 2001.
(4)  Mr. Sawhill died in May 2000.



                          INVESTMENT ADVISORY SERVICES
               GNMA, LONG-TERM CORPORATE AND HIGH-YIELD CORPORATE FUNDS

The GNMA, Long-Term Corporate, and High-Yield Corporate Funds employ Wellington Management Company, LLP (Wellington Mangement) under an investment advisory agreement to manage the investment and reinvestment of their assets and to continuously review, supervise and administer their investment programs. Wellington Management discharges its responsibilities subject to the control of the officers and trustees of the three Funds.

     The GNMA, Long-Term Corporate and High-Yield Corporate Funds pay Wellington Management an aggregate fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the aggregate average month-end net assets of the three Funds for the quarter:


GNMA FUND

NET ASSETS                     ANNUAL RATE
----------                     ----------
First $3 billion........          .020%
Next $3 billion.........          .010%
Over $6 billion.........          .008%



LONG-TERM CORPORATE FUND


NET ASSETS                     ANNUAL RATE
----------                     ----------
First $1 billion........          .040%
Next $1 billion.........          .030%
Next $1 billion.........          .020%
Over $3 billion.........          .015%

HIGH-YIELD CORPORATE FUND

NET ASSETS                     ANNUAL RATE
----------                     ----------
First $1 billion........          .060%
Next $1 billion.........          .040%
Next $1 billion.........          .030%
Over $3 billion.........          .025%


     During the fiscal years ended January 31, 1999, 2000 and 2001, the three Funds incurred the following advisory fees:


FUND                                         1999         2000         2001
Vanguard GNMA Fund                     $1,229,000   $1,408,000
Vanguard Long-Term Corporate Fund      $1,048,000   $1,037,000
Vanguard High-Yield Corporate Fund     $1,831,000   $1,985,000



     For each of these Funds, the present advisory agreement may be continued for successive one-year periods, as long as such continuance is specifically approved by a vote of the Funds' board of trustees, including the affirmative votes of a majority of those members of the board of trustees who are not parties to the agreement or interested persons of any such party. The agreement may be terminated by any Fund at any time, without penalty, by vote of the board of trustees on 60 days' written notice to Wellington Management, or by Wellington Management on 90 days' written notice to the Fund. The agreement will automatically terminate in the event of its assignment.

     The board of trustees may, without the approval of shareholders, provide for:

 .    The employment of a new investment  adviser  pursuant to the terms of a new advisory agreement, either as a replacement for an existing adviser or as an additional adviser.

 .    A change in the terms of an advisory agreement.

 .    The  continued  employment  of an  existing  adviser  on the same  advisory contract terms where a contract has been assigned because of a change in control of the adviser.

     Any such change will be communicated to shareholders in writing.


     DESCRIPTION OF THE ADVISER. Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is a Massachusetts limited liability partnership, whose managing partners are Laurie A. Gabriel, Duncan M. McFarland, and John R. Ryan.


         SHORT-TERM CORPORATE, SHORT-TERM FEDERAL, SHORT-TERM TREASURY,
       INTERMEDIATE-TERM CORPORATE, INTERMEDIATE-TERM TREASURY, LONG-TERM
               TREASURY, AND INFLATION-PROTECTED SECURITIES FUNDS

The Short-Term Corporate, Short-Term Federal, Short-Term Treasury, Intermediate-Term Corporate, Intermediate-Term Treasury, Long-Term Treasury, and Inflation-Protected Securities Funds receive all investment advisory services from Vanguard, through its Fixed Income Group. These services are provided on an at-cost basis from an experienced advisory staff employed directly by Vanguard. The compensation and other expenses of the advisory staff are allocated among the Funds utilizing these services.


     During the fiscal years ended January 31, 1999, 2000, and 2001, the Funds incurred the following advisory expenses:



FUND                                             1999        2000         2001


Vanguard Intermediate-Term Treasury Fund     $212,000     $230,000
Vanguard Intermediate-Term Corporate Fund    $128,000     $170,000
Vanguard Long-Term Treasury Fund             $147,000     $172,000
Vanguard Short-Term Treasury Fund            $133,000     $155,000
Vanguard Short-Term Corporate Fund           $671,000     $814,000
Vanguard Short-Term Federal Fund             $191,000     $205,000
Vanguard Inflation-Protected Securities Fund      N/A          N/A

---------
The Inflation-Protected Securities Fund was not operational until June, 2000.

     The investment management staff is supervised by the senior officers of the Funds. The senior Officers are directly responsible to the board of trustees of the Funds.



                             PORTFOLIO TRANSACTIONS


            GNMA, LONG-TERM CORPORATE AND HIGH-YIELD CORPORATE FUNDS

The investment advisory agreement authorizes Wellington Management to select the brokers or dealers that will execute the purchases and sales of portfolio securities for the Funds and directs Wellington Management to use its best efforts to obtain the best available price and most favorable execution as to all transactions for the Funds. Wellington Management has undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.

     In placing portfolio transactions, Wellington Management will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research and statistical information and provide other services in addition to execution services to the Funds and/or Wellington Management. Wellington Management considers such information useful in the performance of its obligations under the agreement but is unable to determine the amount by which such services may reduce its expenses.

     Currently, it is each Fund's policy that Wellington Management may at times pay higher commissions in recognition of brokerage services felt necessary for the achievement of better execution of certain securities transactions that otherwise might not be available. Wellington Management will only pay such higher commissions only if it believes this to be in the best interest of the
Funds.  Some  brokers or dealers who may  receive  such  higher  commissions  in recognition of brokerage services related to execution of securities transactions are also providers of research information to Wellington Management and/or the Funds. However, Wellington Management has informed the Funds that it generally will not pay higher commission rates specifically for the purpose of obtaining research services.

     Some securities considered for investment by the Funds may also be appropriate for other Funds and/or clients served by Wellington Management. If purchase or sale of securities consistent with the investment policies of the Funds and one or more of these other Funds or clients served by Wellington Management are considered at or about the same time, transactions in such securities will be allocated among the several Funds and clients in a manner deemed equitable by Wellington Management. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Funds' board of trustees.


         SHORT-TERM CORPORATE, SHORT-TERM FEDERAL, SHORT-TERM TREASURY,
       INTERMEDIATE-TERM CORPORATE, INTERMEDIATE-TERM TREASURY, LONG-TERM
               TREASURY, AND INFLATION-PROTECTED SECURITIES FUNDS

Brokers  or dealers  who  execute  transactions  for the  Short-Term  Corporate,
Short-Term Federal, Short-TermTreasury, Intermediate-Term Corporate, Intermediate-TermTreasury, Long-Term Treasury, and Inflation-Protected Securities Funds are selected by Vanguard's Fixed Income Group, which is responsible for using its best efforts to obtain the best available price and most favorable execution for each transaction. Principal transactions are made directly with issuers, underwriters and market makers and usually do not involve brokerage commissions, although underwriting commissions and dealer mark-ups may be involved. Brokerage transactions are placed with brokers deemed most capable of providing favorable terms; where more than one broker can offer such terms, consideration may be given to brokers who provide the staff with research and statistical information.

     Vanguard's Fixed Income Group may occasionally make recommendations to other Vanguard Funds or clients which result in their purchasing or selling securities simultaneously with the Funds. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the staff's policy not to favor one client over another in making recommendations or placing an order. If two or more clients are purchasing a given security on the same day from the same broker-dealer, such transactions may be averaged as to price.


                                   ALL FUNDS


The Funds did not incur any brokerage commissions for the fiscal years ended January 31, 1999, 2000, or 2001.


                             YIELD AND TOTAL RETURN


SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[((A-B)/CD+1)6-1]


  Where:

          a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements)
          c  = the average daily number of shares outstanding during the period that were entitled to receive dividends
          d  = the maximum offering price per share on the last day of the period



The yield* of each Fund for the 30-day period ended January 31, 2001 is set forth below for the then-available share class:



FUND                                                             YIELD
----                                                             -----
Vanguard Short-Term Treasury Fund-Investor Shares                .%
Vanguard Short-Term Federal Fund-Investor Shares                 .%
Vanguard Short-Term Corporate Fund-Investor Shares               .%
Vanguard Short-Term Corporate Fund-Institutional Shares          .%
Vanguard Intermediate-Term Treasury Fund-Investor Shares         .%
Vanguard GNMA Fund-Investor Shares                               .%
Vanguard Long-Term Treasury Fund-Investor Shares                 .%
Vanguard Long-Term Corporate Fund-Investor Shares                .%
Vanguard High-Yield Corporate Fund-Investor Shares               .%(1)
Vanguard Intermediate-Term Corporate Fund-Investor Shares        .%
Vanguard Inflation-Protected Securities Fund-Investor Shares     .%



__________________

The Inflation-Protected Securities Fund was not operational until June, 2000.

* The yield for each Fund is calculated daily. In calculating the yield, the premiums and discounts on asset-backed securities are not amortized.

(1) Yield for the High-Yield Corporate Fund reflects a premium based on the possibility that interest payments on some bonds may be reduced or eliminated. Also, since bonds with higher interest coupons may be replaced by bonds with lower coupons, income dividends are subject to reduction.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares.

     Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)/1/N/-1

  Where:

          T  = average annual total return
          P = a hypothetical initial investment of $1,000 n = number of years
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period



The average annual total return of each Fund for the one-, five-, and ten-year periods ended July 31, 2000 is set forth below:




FUND                                                1 YEAR    5 YEARS   10 YEARS
                                                     ENDED      ENDED      ENDED
                                                 1/31/2001  1/31/2001  1/31/2001
--------------------------------------------------------------------------------
Vanguard Short-Term Treasury Fund-Investor Shares       .%         .%        .%*
Vanguard Short-Term Federal Fund-Investor Shares        .%         .%        .%
Vanguard Short-Term Corporate Fund-Investor Shares      .%         .%        .%
Vanguard Short-Term Corporate                           .%                   .%*
Fund-Institutional Shares
Vanguard GNMA Fund-Investor Shares                      .%         .%        .%
Vanguard Intermediate-Term Treasury                     .%         .%        .%*
Fund-Investor Shares
Vanguard Intermediate-Term Corporate                    .%         .%        .%*
Fund-Investor Shares
Vanguard Long-Term Treasury Fund-Investor Shares        .%         .%        .%
Vanguard Long-Term Corporate Fund-Investor Shares       .%         .%        .%
Vanguard High-Yield Corporate Fund-Investor Shares      .%         .%        .%
Vanguard Inflation-Protected Securities                 .%        N/A        N/A
Fund-Investor Shares


________

* Since inception:

Short-Term Treasury and Intermediate-Term Treasury Funds--October 28, 1991 Intermediate-Term Corporate Fund--November 1, 1993
Short-Term Corporate Fund--Institutional Shares--September 30, 1997 Vanguard Inflation-Protected Securities Fund--June 29, 2000


AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION

We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the after-tax value, according to the following formulas:

After-tax return:

                                P (1+T)/N/ = ATV

  Where:

          P  = a hypothetical initial payment of $1,000
          T = average annual after-tax total return n = number of years
          ATV = after-tax value at the end of the 1-, 5-, or 10-year periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods
Instructions.

1. Assume all distributions by the Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

2. Calculate the taxes due on distributions by the Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.

4.   State the total return quotation to the nearest hundredth of one percent.


CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P)-1

  Where:

          C  = cumulative total return
          P  = a hypothetical initial investment of $1,000
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

                              FINANCIAL STATEMENTS



The Funds' financial statements as of and for the fiscal year ended January 31, 2001, appearing in the Funds' 2001 Annual Report and the July 31, 2000 Semi Annual Report to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of each Fund's performance, please see the Funds' 2001 Annual Report to Shareholders, which may be obtained without charge.

                              COMPARATIVE INDEXES

Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member trusts of The Vanguard Group of Investment Companies.


  Each of the investment company members of The Vanguard Group, including each Fund of Vanguard Fixed Income Securities Fund, may, from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard and Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S 500/BARRA VALUE INDEX--consists of the stocks in the Standard and Poor's 500 Composite Stock Price Index (S&P 500) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE  5000  EQUITY   INDEX--consists   of  more  than  7,000  common  equity
securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia, and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

LEHMAN BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

LEHMAN LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of ten years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

LEHMAN CREDIT (BAA) BOND INDEX--all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than one year and with more than $100 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG-TERM CREDIT BOND INDEX--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than ten years.

MERRILL LYNCH DRD-ELIGIBLE INDEX--includes preferred stock issues which are eligible for the corporate dividends-received deduction.

LEHMAN BROTHERS HIGH YIELD INDEX--includes all fixed income securities having a maximum quality rating of Ba1 (including defaulted issues; a minimum outstanding of $100mm, and at least one year to maturity; payment-in-kind bonds and Eurobonds are excluded.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

COMPOSITE INDEX--65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN  LONG-TERM  CREDIT  AA OR BETTER  BOND  INDEX--consists  of all  publicly
issued,   fixed-rate,   nonconvertible  investment  grade,   dollar-denominated,
SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa- or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB1 or better with maturities between one and five years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB1 or better with maturities between five and ten years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB1 or better with maturities greater than ten years. The index has a market value of over $900 billion.

LEHMAN BROTHERS INTERMEDIATE-TERM CREDIT BOND INDEX--consists of all investment grade corporate debt with maturities of five to ten years.

LEHMAN BROTHERS U.S. TIPS INDEX--a market capitalization weighted index of all U.S. Treasury Inflation-Indexed securities.

LIPPER GENERAL EQUITY FUND AVERAGE--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER FIXED INCOME FUND AVERAGE--an industry benchmark of average fixed income funds with similar investment objectives and policies, as measured by Lipper Inc.


                               OTHER DEFINITIONS

Marketing literature for the Funds of Vanguard Fixed Income Securities Fund, may from time to time refer to or discuss a Fund's DURATION. Duration is the weighted average life of a Fund's debt instruments measured on a present-value basis; it is generally superior to average weighted maturity as a measure of a Fund's potential volatility due to changes in interest rates.

     Unlike a Fund's average weighted maturity, which takes into account only the stated maturity date of the Fund's debt instruments, duration represents a weighted average of both interest and principal payments, discounted by the current yield-to-maturity of the securities held. For example, a four-year, zero-coupon bond, which pays interest only upon maturity (along with principal), has both a maturity and duration of four years. However, a four-year bond priced at par with an 8% coupon has a maturity of four years but a duration of 3.6 years (at an 8% yield), reflecting the bond's earlier payment of interest.

     In general, a bond with a longer duration will fluctuate more in price than a bond with a shorter duration. Also, for small changes in interest rates, duration serves to approximate the resulting change in a bond's price. For example, a 1% change in interest rates will cause roughly a 4% move in the price of a zero-coupon bond with a four-year duration, while an 8% coupon bond (with a 3.6 year duration) will change by approximately 3.6%.

                APPENDIX--DESCRIPTION OF SECURITIES AND RATINGS


DESCRIPTION OF BOND RATINGS

Excerpts from Moody's Investors Service, Inc., (Moody's) description of its highest bond ratings: AAA--judged to be the best quality. They carry the smallest degree of investment risk; AA--judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; BAA--considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. BA--judged to have speculative elements; their future cannot be considered as well assured; B--generally lack characteristics of the desirable investment; CAA--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA--speculative in a high degree; often in default; C--lowest rated class of bonds; regarded as having extremely poor prospects.

     Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     Excerpts from Standard & Poor's Corporation (S&P) description of its five highest bond ratings: AAA--highest grade obligations. Capacity to pay interest and repay principal is extremely strong; AA--also qualify as high grade obligations. A very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree; A--regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although they are somewhat susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC--predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and CC the highest.

     S&P applies indicators "+," no character, and "1" to its rating categories. The indicators show relative standing within the major rating categories.


DESCRIPTION OF GNMA MORTGAGE-BACKED CERTIFICATES

GNMA (Government National Mortgage Association) Certificates are mortgage-backed securities. The Certificates evidence part ownership of a pool of mortgage loans. The Certificates which the GNMA Portfolio will purchase are of the "modified pass-through" type. "Modified pass-through" Certificates entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     THE GNMA GUARANTEE. The National Housing Act authorizes GNMA to guarantee the timely payment of principal of and interest on securities backed by a group (or pool) of mortgages insured by FHA or FHMA, or guaranteed by VA. The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     THE LIFE OF GNMA CERTIFICATES. The average life of GNMA Certificates is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. (Note: Due to the GNMA guarantee, foreclosures impose no risk to principal investment.) As prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA are normally used as an indicator of the expected average life of GNMA Certificates. These statistics indicate that the average life of single-family dwelling mortgages with 25-30 year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. For this reason, it is standard practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

     YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages. GNMA receives an annual fee of 0.06 of 1% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 0.44 of 1% for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

     The coupon rate by itself, however, does not indicate the yield which will be earned on the Certificates for the following reasons:

1.   Certificates may be issued at a premium or discount, rather than at par.

2. After issuance, Certificates may trade in the secondary market at a premium or discount.

3. Interest is earned monthly, rather than semiannually as for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. That is, if mortgagors pay off their mortgages early, the principal returned to Certificate holders may be reinvested at more or less favorable rates.

     In quoting yields for GNMA Certificates, the standard practice is to assume that the Certificates will have a 12-year life. Compared on this basis, GNMA Certificates have historically yielded roughly 0.25 of 1% more than high-grade corporate bonds and 0.50 of 1% more than U.S. Government and U.S. Government Agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a 12-year life.

     MARKET FOR GNMA CERTIFICATES. Since the inception of the GNMA Mortgage-Backed Securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA Certificates a highly liquid instrument. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

     "WHEN ISSUED" SECURITIES. GNMA securities may be purchased and sold on a when issued and delayed delivery basis. Delayed delivery or when issued transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. When a Fund engages in "when issued" and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When issued and delayed delivery transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Fund until it receives payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of such purchase commitments will be maintained until payment is made. To the extent a Fund engages in "when issued" and delayed delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.


COMMERCIAL PAPER

A Fund may invest in commercial paper (including variable amount master demand notes) rated A-1 or better by Standard & Poor's or Prime-1 by Moody's, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by Standard & Poor's. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangement between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master demand notes are direct lending arrangements between a lender and a borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a Fund's investment in variable amount master demand notes, Vanguard's investment management staff will monitor, on an ongoing basis, the earning power, cash flow and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand.

     Commercial paper rated A-1 by Standard & Poor's has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements;
(2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2 or A-3. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to completion and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


U.S. GOVERNMENT SECURITIES

The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. The term also refers to "repurchase agreements" collateralized by such securities.

     U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority.

     An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and the Federal National Mortgage Association.


BANK OBLIGATIONS

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations of commercial banks. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Frequently, dealers selling variable rate certificates of deposit to a Fund will agree to repurchase such instruments, at the Fund's option, at par on or near the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. A Fund is also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed-rate certificates of deposit. A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in the secondary markets prior to maturity.

SHORT AND INTERMEDIATE TERM CORPORATE DEBT SECURITIES

Outstanding   non-convertible   corporate  debt  securities   (e.g.   bonds  and
debentures) which are rated Baa3 or better either by Moody's or BBB1 or better by Standard & Poor's are considered investment grade.

FOREIGN INVESTMENTS

The Short-Term Corporate, Intermediate-Term Corporate, High Yield Corporate and Long-Term Corporate Funds may invest in the securities (payable in U.S. dollars) of foreign issues and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). Because these Funds invest in such securities, investment in these Funds involves investment risks that are different in some respects from an investment in a fund which invests only in debt obligations of U.S. issuers. Such risks may include future political and economic developments, the possible imposition of withholding taxes on interest income payable on the securities held, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other restrictions by foreign governments which may adversely affect the payment of principal and interest on securities held by the Funds, difficulty in obtaining and enforcing court judgments abroad, the possibility of restrictions on investments in other jurisdictions, reduced levels of government regulation of securities markets in foreign countries, and difficulties in effecting the repatriation of capital invested abroad.

ZERO COUPON TREASURY BONDS

All Funds may invest in zero coupon Treasury bonds, a term used to describe U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons, or the coupons themselves, and also receipts or certificates representing interest in such stripped debt obligations and coupons. The timely payment of coupon interest and principal on these instruments remains guaranteed by the "full faith and credit" of the United States Government.

     A zero coupon bond does not pay interest. Instead, it is issued at a substantial discount to its "face value"--what it will be worth at maturity. The difference between a security's issue or purchase price and its face value represents the imputed interest an investor will earn if the security is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. Each Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of a Fund's distributions of net investment income.

     Zero coupon bonds may offer investors the opportunity to earn higher yields than those available on U.S. Treasury bonds of similar maturity. However, zero coupon bond prices may also exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest is returned to the investor.


COLLATERALIZED MORTGAGE OBLIGATIONS

The Short-Term Federal, Short-Term Corporate, Intermediate-Term Corporate and the Short-, Intermediate- and Long-Term U.S. Treasury Funds may invest in collateralized mortgage obligations (CMOs), bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche". Under the CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired.

Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives. The primary risks involved in any mortgage security, such as a CMO issuance, is its exposure to prepayment risk. To the extent a particular tranche is exposed to this risk, the bondholder is generally compensated in the form of higher yield. In order to provide security, in addition to the underlying collateral, many CMO issues also include minimum reinvestment rate and minimum sinking-fund guarantees. Typically, the Funds will invest in those CMOs that most appropriately reflect their average maturities and market risk profiles. Consequently, the Short-Term Funds invest only in CMOs with highly predictable short-term average maturities. Similarly, the Intermediate- and Long-Term Treasury Funds will invest in those CMOs that carry market risks consistent with intermediate- and long-term bonds.

REAL ESTATE

All Funds may invest in real estate investment conduits (REMICs), to the extent consistent with the Funds' respective maturity and credit quality standards. REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

INFLATION-INDEXED SECURITIES

All Funds may invest in inflation-indexed securities. The Inflation Protected Securities Fund will invest primarily in such securities. Unlike conventional bonds, which make regular fixed interest payments and repay the face value of the bonds at maturity, the principal and interest payments of inflation-indexed securities (IIS) are adjusted over time to reflect inflation--a rise in the general price level. Inflation-indexed securities are designed to provide a "real rate of return"--a return after adjusting for the impact of inflation.

                                                                   SAI028 052001

                                     PART C

                     VANGUARD FIXED INCOME SECURITIES FUNDS
                               OTHER INFORMATION


ITEM 23. EXHIBITS


(a)    Declaration of Trust**
(b)    By-Laws**
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d)    Investment Advisory Contracts**
(e)    Not applicable
(f) Reference is made to the section entitled "Management of the Trust" in the Registrant's Statement of Additional Information
(g)    Custodian Agreement**
(h)    Amended and Restated Funds' Service Agreement**
(i)    Legal Opinion**
(j)    Consent of Independent Accountants+
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Not Applicable
(o)    Rule 18f-3 Plan**
(p)    Codes of Ethics**


 *Filed herewith
 +To be filed by Amendment
 **Previously filed

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a trustee or officer. However, this provision does not cover any liability to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the trustee's or officer's office with the Registrant.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Wellington Management Company, LLP, (Wellington Management) 75 State Street, Boston, Massachusetts 02109, is a Massachusetts limited liability partnership, of which the following are managing partners: Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

Wellington Management is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this
Item 26 of officers and partners of Wellington Management, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).


ITEM 27. PRINCIPAL UNDERWRITERS

a      Not Applicable
b      Not Applicable
c      Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., Valley Forge, Pennsylvania 19482; and the Registrant's Custodian, The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, New York 11245.

Item 29. Management Services

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.


ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 30th day of March, 2001.


                                   VANGUARD FIXED INCOME SECURITIES FUNDS

                                   BY: __________________/S/____________________

                                                     (HEIDI STAM)
                                            JOHN J. BRENNAN* CHAIRMAN AND
                                              CHIEF EXECUTIVE OFFICER


   Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      March 30, 2001
   ---------------------------Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*

By:/S/ CHARLES D. ELLIS  Trustee                              March 30, 2001
   ---------------------------
       (Heidi Stam)
     Charles D. Ellis*

By:/S/ JOANN HEFFERNAN HEISEN Trustee                         March 30, 2001
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ BRUCE K. MACLAURY      Trustee                         March 30, 2001
   ---------------------------
       (Heidi Stam)
      Bruce K. MacLaury*

By:/S/ BURTON G. MALKIEL      Trustee                         March 30, 2001
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*

By:/S/ ALFRED M. RANKIN, JR.  Trustee                         March 30, 2001
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*

By:/S/ JAMES O. WELCH, JR.    Trustee                         March 30, 2001
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*

By:/S/ J. LAWRENCE WILSON     Trustee                         March 30, 2001
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*

By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         March 30, 2001
   ---------------------------Financial Officer and Principal
       (Heidi Stam)           Accounting Officer
      Thomas J. Higgins*


*By Power of Attorney. See File Number 33-4424, filed on January 25, 1999.
  Incorporated by Reference.